UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Lifetime Asset Allocation Portfolios

(Classes T, T1 and L)

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Lifetime 2015 Portfolio I

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	51.64%
International Equity	8.75%
Real Estate Equity	7.12%
Large-Cap Equity	14.57%
Mid-Cap Equity	6.24%
Small-Cap Equity	3.64%
Cash and Cash Equivalents	1.54%
Fixed Interest Contract	4.02%
Short-Term Bond	2.48%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,044.00	$0.61

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,042.60	$1.12

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio II

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	42.77%
Fixed Interest Contract	3.32%
Real Estate Equity	7.11%
International Equity	11.56%
Large-Cap Equity	19.06%
Mid-Cap Equity	8.13%
Small-Cap Equity	4.73%
Cash and Cash Equivalents	1.29%
Short-Term Bond	2.03%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,047.00	$0.61	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61	*

T1 Class
Actual	$1,000.00	$1,045.80	$1.13	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11	*

L Class
Actual	$1,000.00	$1,006.90	$0.80	**

Hypothetical
(5% return before expenses)	$1,000.00	$1,010.84	$0.80	**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% for the L Class, multiplied by the average account value over the period, multiplied by 85/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio III

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	32.18%
Real Estate Equity	7.07%
Fixed Interest Contract	2.47%
International Equity	14.77%
Large-Cap Equity	24.52%
Mid-Cap Equity	10.45%
Small-Cap Equity	6.07%
Cash and Cash Equivalents	0.94%
Short-Term Bond	1.53%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,048.70	$0.61

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,048.50	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio I

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	40.23%
Real Estate Equity	6.61%
Fixed Interest Contract	1.78%
International Equity	14.79%
Large-Cap Equity	20.13%
Mid-Cap Equity	8.62%
Small-Cap Equity	6.06%
Cash and Cash Equivalents	0.69%
Short-Term Bond	1.09%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,046.60	$0.61

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,046.20	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio II

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	26.89%
Fixed Interest Contract	1.18%
Real Estate Equity	6.60%
International Equity	19.18%

Large-Cap Equity	26.06%
Mid-Cap Equity	11.15%
Small-Cap Equity	7.77%
Cash and Cash Equivalents	0.44%
Short-Term Bond	0.73%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,050.50	$0.62	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61	*

T1 Class
Actual	$1,000.00	$1,049.50	$1.13	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11	*

L Class
Actual	$1,000.00	$1,002.60	$0.80	**

Hypothetical
(5% return before expenses)	$1,000.00	$1,010.84	$0.80	**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% for the L Class, multiplied by the average account value over the period, multiplied by 85/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio III

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	15.37%
Fixed Interest Contract	0.70%
Real Estate Equity	6.60%
International Equity	22.76%
Large-Cap Equity	31.12%
Mid-Cap Equity	13.42%
Small-Cap Equity	9.33%
Cash and Cash Equivalents	0.25%
Short-Term Bond	0.45%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,052.40	$0.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,052.80	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and the 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio I

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	23.45%
Fixed Interest Contract	0.39%
Real Estate Equity	6.09%
International Equity	23.25%
Large-Cap Equity	25.97%
Mid-Cap Equity	11.22%
Small-Cap Equity	9.23%
Cash and Cash Equivalents	0.15%
Short-Term Bond	0.25%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,050.30	$0.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,049.90	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio II

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	12.28%
Fixed Interest Contract	0.20%
Real Estate Equity	6.09%
International Equity	26.98%
Large-Cap Equity	30.48%
Mid-Cap Equity	13.07%
Small-Cap Equity	10.70%
Cash and Cash Equivalents	0.10%
Short-Term Bond	0.10%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,053.00	$0.62	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61	*

T1 Class
Actual	$1,000.00	$1,052.70	$1.13	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11	*

L Class
Actual	$1,000.00	$997.20	$0.80	**

Hypothetical
(5% return before expenses)	$1,000.00	$1,010.84	$0.80	**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 85/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio III

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	6.36%
Fixed Interest Contract	0.10%
Real Estate Equity	6.09%
International Equity	29.05%
Large-Cap Equity	32.60%
Mid-Cap Equity	14.09%
Small-Cap Equity	11.61%
Cash and Cash Equivalents	0.05%
Short-Term Bond	0.05%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,054.50	$0.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,053.60	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio I

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	16.17%
Real Estate Equity	5.58%
International Equity	28.53%
Large-Cap Equity	27.00%

Mid-Cap Equity	11.60%
Small-Cap Equity	11.12%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,051.80	$0.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,051.40	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio II

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	8.45%
Real Estate Equity	5.59%
International Equity	31.31%
Large-Cap Equity	29.65%
Mid-Cap Equity	12.79%
Small-Cap Equity	12.21%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,053.10	$0.62	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61	*

T1 Class
Actual	$1,000.00	$1,052.90	$1.13	*

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11	*

L Class
Actual	$1,000.00	$996.20	$0.70	**

Hypothetical
(5% return before expenses)	$1,000.00	$1,010.94	$0.70	**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.31% for the L Class, multiplied by the average account value over the period, multiplied by 85/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio III

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	5.04%
Real Estate Equity	5.57%
International Equity	32.59%
Large-Cap Equity	30.90%
Mid-Cap Equity	13.17%
Small-Cap Equity	12.73%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,053.80	$0.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,053.60	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio I

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	14.88%

Real Estate Equity	5.08%
International Equity	31.78%
Large-Cap Equity	25.45%
Mid-Cap Equity	10.89%
Small-Cap Equity	11.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,050.90	$0.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,050.40	$1.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.11

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio II

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	7.91%
Real Estate Equity	5.09%
International Equity	34.66%
Large-Cap Equity	27.58%
Mid-Cap Equity	11.78%
Small-Cap Equity	12.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,052.80	$0.62	*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.61	*

T1 Class
Actual	$1,000.00	$1,051.80	$1.13	*

Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.11	*

L Class
Actual	$1,000.00	$995.80	$0.30	**

Hypothetical (5% return before expenses)	$1,000.00	$1,011.34	$0.30	**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ration of 0.15% for the L Class, multiplied by the average account value over the period, multiplied by 85/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio III

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	4.88%
Real Estate Equity	5.05%
International Equity	35.88%
Large-Cap Equity	28.40%
Mid-Cap Equity	12.28%
Small-Cap Equity	13.51%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
T Class
Actual	$1,000.00	$1,052.80	$0.62

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.61

T1 Class
Actual	$1,000.00	$1,053.00	$1.03

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.01

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.21% for the T1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Lifetime 2015 I, Maxim Lifetime 2015 II, Maxim Lifetime 2015 III,

Maxim Lifetime 2025 I, Maxim Lifetime 2025 II, Maxim Lifetime 2025 III,

Maxim Lifetime 2035 I, Maxim Lifetime 2035 II, Maxim Lifetime 2035 III,

Maxim Lifetime 2045 I, Maxim Lifetime 2045 II, Maxim Lifetime 2045 III,

Maxim Lifetime 2055 I, Maxim Lifetime 2055 II, Maxim Lifetime 2055 III

Portfolios

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	17,122	Allianz NFJ Small Cap Value Fund A	$525,141
	27,635	Goldman Sachs Mid Cap Value Fund A	1,050,415
	15,780	Harbor International Fund Inv	1,012,934
	26,602	Invesco Developing Markets Fund	890,627
	101,296	Invesco Global Real Estate Fund	1,102,101
	27,731	Invesco International Growth Fund I	825,821
	34,489	Invesco Van Kampen Small Cap Growth Fund A	424,208
	44,287	Janus Perkins Mid Cap Value Fund S	1,046,943
	164,775	Maxim American Century Growth Portfolio(a)	1,720,247
	194,849	Maxim Index 600 Portfolio(a)	1,905,626
	357,640	Maxim International Index Portfolio(a)	3,676,542
	77,952	Maxim Invesco ADR Portfolio(a)	1,008,698
	147,904	Maxim Janus Large Cap Growth Portfolio(a)	1,742,312
	24,183	Maxim Loomis Sayles Small Cap Value Portfolio(a)	526,715
	70,223	Maxim MFS International Growth Portfolio(a)	825,114
	199,868	Maxim Putnam Equity Income Portfolio(a)	2,086,622
	631,946	Maxim S&P 500® Index Portfolio(a)	7,577,035
	305,046	Maxim S&P MidCap 400® Index Portfolio(a)	3,257,894
	137,039	Maxim T. Rowe Price Equity Income Portfolio(a)	2,082,997
	29,453	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	578,160
	263,208	Nuveen Real Estate Securities Fund	5,227,316
	24,896	Oppenheimer Developing Markets Fund	894,999
	48,552	Sentinel Small Company Fund A	421,919
	45,408	Third Avenue Real Estate Value Fund/US	1,100,231
	26,711	Wells Fargo Advantage Common Stock Fund	578,830

TOTAL EQUITY MUTUAL FUNDS — 40.33% (Cost $39,223,116)			$42,089,447

Shares			Value

BOND MUTUAL FUNDS
	915,159	American Century Inflation Adjusted Bond Fund A	$11,192,396
	1,042,199	Maxim Bond Index Portfolio(a)	14,027,995
	1,347,656	Maxim Federated Bond Portfolio(a)	14,285,150
	449,605	Maxim Putnam High Yield Bond Portfolio(a)	3,646,295
	249,137	Maxim Short Duration Bond Portfolio(a)	2,588,539
	351,466	Maxim Templeton Global Bond Portfolio(a)	3,539,268
	342,261	Metropolitan West High Yield Bond Fund	3,662,196
	527,360	Oppenheimer International Bond Fund A	3,554,404

TOTAL BOND MUTUAL FUNDS — 54.13% (Cost $56,073,247)			$56,496,243

MONEY MARKET FUND
	1,605,769	Maxim Money Market Portfolio(a)	1,605,769

TOTAL MONEY MARKET FUNDS — 1.54% (Cost $1,605,768)			$1,605,769

Interest			Value

FIXED INTEREST CONTRACT
	4,153,547(b)	Great-West Life & Annuity Contract(a)	4,196,744

TOTAL FIXED INTEREST CONTRACT — 4.02% (Cost $4,158,010)			$4,196,744

TOTAL INVESTMENTS — 100.02% (Cost $101,060,141)			$104,388,203

OTHER ASSETS & LIABILITIES — (0.02)%			$(22,148)

TOTAL NET ASSETS — 100.00%			$104,366,055

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	66,306	Allianz NFJ Small Cap Value Fund A	$2,033,606
	109,579	Goldman Sachs Mid Cap Value Fund A	4,165,111
	62,041	Harbor International Fund Inv	3,982,416
	106,968	Invesco Developing Markets Fund	3,581,291
	301,151	Invesco Global Real Estate Fund	3,276,520
	108,961	Invesco International Growth Fund I	3,244,849
	135,376	Invesco Van Kampen Small Cap Growth Fund A	1,665,126
	175,324	Janus Perkins Mid Cap Value Fund S	4,144,661
	641,926	Maxim American Century Growth Portfolio(a)	6,701,711
	753,597	Maxim Index 600 Portfolio(a)	7,370,177
	1,404,595	Maxim International Index Portfolio(a)	14,439,240
	305,215	Maxim Invesco ADR Portfolio(a)	3,949,485
	575,326	Maxim Janus Large Cap Growth Portfolio(a)	6,777,344
	93,514	Maxim Loomis Sayles Small Cap Value Portfolio(a)	2,036,729
	276,585	Maxim MFS International Growth Portfolio(a)	3,249,871
	782,255	Maxim Putnam Equity Income Portfolio(a)	8,166,740
	2,473,494	Maxim S&P 500® Index Portfolio(a)	29,657,192
	1,185,956	Maxim S&P MidCap 400® Index Portfolio(a)	12,666,011
	535,810	Maxim T. Rowe Price Equity Income Portfolio(a)	8,144,309
	111,777	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	2,194,194
	786,760	Nuveen Real Estate Securities Fund	15,625,058
	100,057	Oppenheimer Developing Markets Fund	3,597,047
	190,874	Sentinel Small Company Fund A	1,658,693
	134,880	Third Avenue Real Estate Value Fund/US	3,268,133
	101,161	Wells Fargo Advantage Common Stock Fund	2,192,152

TOTAL EQUITY MUTUAL FUNDS — 50.61% (Cost $148,169,584)			$157,787,666

Shares			Value

BOND MUTUAL FUNDS
	2,275,293	American Century Inflation Adjusted Bond Fund A	$27,826,828
	2,618,531	Maxim Bond Index Portfolio(a)	35,245,424
	3,310,167	Maxim Federated Bond Portfolio(a)	35,087,770
	1,090,537	Maxim Putnam High Yield Bond Portfolio(a)	8,844,256
	610,233	Maxim Short Duration Bond Portfolio(a)	6,340,324
	862,892	Maxim Templeton Global Bond Portfolio(a)	8,689,322
	830,885	Metropolitan West High Yield Bond Fund	8,890,474
	1,293,970	Oppenheimer International Bond Fund A	8,721,356

TOTAL BOND MUTUAL FUNDS — 44.79% (Cost $138,466,402)			$139,645,754

MONEY MARKET FUND
	4,022,618	Maxim Money Market Portfolio(a)	4,022,618

TOTAL MONEY MARKET FUNDS — 1.29% (Cost $4,022,618)			$4,022,618

Interest				Value

FIXED INTEREST CONTRACT
	10,260,531	(b)	Great-West Life & Annuity Contract(a)	10,367,241

TOTAL FIXED INTEREST CONTRACT — 3.33% (Cost $10,275,595)				$10,367,241

TOTAL INVESTMENTS — 100.02% (Cost $300,934,199)				$311,823,279

OTHER ASSETS & LIABILITIES — (0.02)%				$(69,125)

TOTAL NET ASSETS — 100.00%				$311,754,154

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	1,554	Allianz NFJ Small Cap Value Fund A	$47,653
	2,565	Goldman Sachs Mid Cap Value Fund A	97,509
	1,445	Harbor International Fund Inv	92,753
	2,476	Invesco Developing Markets Fund	82,891
	5,520	Invesco Global Real Estate Fund	60,062
	2,574	Invesco International Growth Fund I	76,644
	3,193	Invesco Van Kampen Small Cap Growth Fund A	39,275
	4,105	Janus Perkins Mid Cap Value Fund S	97,045
	15,080	Maxim American Century Growth Portfolio(a)	157,431
	17,660	Maxim Index 600 Portfolio(a)	172,718
	32,891	Maxim International Index Portfolio(a)	338,125
	7,126	Maxim Invesco ADR Portfolio(a)	92,204
	13,475	Maxim Janus Large Cap Growth Portfolio(a)	158,739
	2,189	Maxim Loomis Sayles Small Cap Value Portfolio(a)	47,676
	6,502	Maxim MFS International Growth Portfolio(a)	76,393
	18,449	Maxim Putnam Equity Income Portfolio(a)	192,610
	58,192	Maxim S&P 500® Index Portfolio(a)	697,723
	27,924	Maxim S&P MidCap 400® Index Portfolio(a)	298,224
	12,622	Maxim T. Rowe Price Equity Income Portfolio(a)	191,852
	2,633	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	51,679
	14,270	Nuveen Real Estate Securities Fund	283,401
	2,319	Oppenheimer Developing Markets Fund	83,372
	4,500	Sentinel Small Company Fund A	39,108
	2,478	Third Avenue Real Estate Value Fund/US	60,043
	2,387	Wells Fargo Advantage Common Stock Fund	51,724

TOTAL EQUITY MUTUAL FUNDS — 62.90% (Cost $3,411,796)			$3,586,854

Shares			Value

BOND MUTUAL FUNDS
	31,346	American Century Inflation Adjusted Bond Fund A	$383,360
	36,314	Maxim Bond Index Portfolio(a)	488,789
	45,335	Maxim Federated Bond Portfolio(a)	480,552
	15,047	Maxim Putnam High Yield Bond Portfolio(a)	122,029
	8,392	Maxim Short Duration Bond Portfolio(a)	87,190
	11,830	Maxim Templeton Global Bond Portfolio(a)	119,126
	11,447	Metropolitan West High Yield Bond Fund	122,482
	17,693	Oppenheimer International Bond Fund A	119,256

TOTAL BOND MUTUAL FUNDS — 33.71% (Cost $1,922,591)			$1,922,784

MONEY MARKET FUND
	53,524	Maxim Money Market Portfolio(a)	53,524

TOTAL MONEY MARKET FUNDS — 0.94% (Cost $53,524)			$53,524

Interest				Value

FIXED INTEREST CONTRACT
	139,462	(b)	Great-West Life & Annuity Contract(a)	140,912

TOTAL FIXED INTEREST CONTRACT — 2.47% (Cost $139,744)				$140,912

TOTAL INVESTMENTS — 100.02% (Cost $5,527,655)				$5,704,074

OTHER ASSETS & LIABILITIES — (0.02)%				$(1,348)

TOTAL NET ASSETS — 100.00%				$5,702,726

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	35,383	Allianz NFJ Small Cap Value Fund A	$1,085,195
	48,208	Goldman Sachs Mid Cap Value Fund A	1,832,406
	32,028	Harbor International Fund Inv	2,055,868
	64,373	Invesco Developing Markets Fund	2,155,201
	138,305	Invesco Global Real Estate Fund	1,504,756
	56,673	Invesco International Growth Fund I	1,687,729
	72,821	Invesco Van Kampen Small Cap Growth Fund A	895,698
	77,315	Janus Perkins Mid Cap Value Fund S	1,827,736
	282,963	Maxim American Century Growth Portfolio(a)	2,954,129
	403,054	Maxim Index 600 Portfolio(a)	3,941,867
	728,968	Maxim International Index Portfolio(a)	7,493,789
	158,419	Maxim Invesco ADR Portfolio(a)	2,049,945
	253,235	Maxim Janus Large Cap Growth Portfolio(a)	2,983,108
	49,915	Maxim Loomis Sayles Small Cap Value Portfolio(a)	1,087,141
	143,502	Maxim MFS International Growth Portfolio(a)	1,686,150
	345,759	Maxim Putnam Equity Income Portfolio(a)	3,609,721
	1,093,320	Maxim S&P 500® Index Portfolio(a)	13,108,907
	526,173	Maxim S&P MidCap 400® Index Portfolio(a)	5,619,532
	237,169	Maxim T. Rowe Price Equity Income Portfolio(a)	3,604,964
	50,011	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	981,715
	282,936	Nuveen Real Estate Securities Fund	5,619,112
	60,129	Oppenheimer Developing Markets Fund	2,161,628
	102,581	Sentinel Small Company Fund A	891,431
	61,960	Third Avenue Real Estate Value Fund/US	1,501,304
	45,304	Wells Fargo Advantage Common Stock Fund	981,734

TOTAL EQUITY MUTUAL FUNDS — 56.22% (Cost $68,044,926)			$73,320,766

Shares			Value

BOND MUTUAL FUNDS
	506,641	American Century Inflation Adjusted Bond Fund A	$6,196,220
	1,107,320	Maxim Bond Index Portfolio(a)	14,904,527
	1,436,299	Maxim Federated Bond Portfolio(a)	15,224,775
	472,648	Maxim Putnam High Yield Bond Portfolio(a)	3,833,174
	136,655	Maxim Short Duration Bond Portfolio(a)	1,419,852
	419,371	Maxim Templeton Global Bond Portfolio(a)	4,223,065
	359,876	Metropolitan West High Yield Bond Fund	3,850,669
	629,079	Oppenheimer International Bond Fund A	4,239,994

TOTAL BOND MUTUAL FUNDS — 41.32% (Cost $53,485,543)			$53,892,276

MONEY MARKET FUND
	904,356	Maxim Money Market Portfolio(a)	904,356

TOTAL MONEY MARKET FUNDS — 0.69% (Cost $904,356)			$904,356

Interest				Value

FIXED INTEREST CONTRACT
	2,302,042	(b)	Great-West Life & Annuity Contract(a)	2,325,983

TOTAL FIXED INTEREST CONTRACT — 1.79% (Cost $2,304,162)				$2,325,983

TOTAL INVESTMENTS — 100.02% (Cost $124,738,987)				$130,443,381

OTHER ASSETS & LIABILITIES — (0.02)%				$(27,072)

TOTAL NET ASSETS — 100.00%				$130,416,309

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	145,430	Allianz NFJ Small Cap Value Fund A	$4,460,344
	201,529	Goldman Sachs Mid Cap Value Fund A	7,660,131
	137,111	Harbor International Fund Inv	8,801,165
	264,746	Invesco Developing Markets Fund	8,863,708
	448,616	Invesco Global Real Estate Fund	4,880,937
	237,077	Invesco International Growth Fund I	7,060,165
	305,528	Invesco Van Kampen Small Cap Growth Fund A	3,757,993
	321,726	Janus Perkins Mid Cap Value Fund S	7,605,611
	1,187,966	Maxim American Century Growth Portfolio(a)	12,402,364
	1,679,339	Maxim Index 600 Portfolio(a)	16,423,937
	3,083,951	Maxim International Index Portfolio Initial(a)	31,703,014
	672,939	Maxim Invesco ADR Portfolio(a)	8,707,827
	1,065,848	Maxim Janus Large Cap Growth Portfolio(a)	12,555,692
	205,260	Maxim Loomis Sayles Small Cap Value Portfolio(a)	4,470,561
	602,364	Maxim MFS International Growth Portfolio(a)	7,077,772
	1,451,624	Maxim Putnam Equity Income Portfolio(a)	15,154,950
	4,588,262	Maxim S&P 500® Index Portfolio(a)	55,013,263
	2,205,726	Maxim S&P MidCap 400® Index Portfolio Initial(a)	23,557,154
	993,914	Maxim T. Rowe Price Equity Income Portfolio(a)	15,107,491
	212,398	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	4,169,378
	916,599	Nuveen Real Estate Securities Fund	18,203,653
	248,679	Oppenheimer Developing Markets Fund	8,939,989
	430,745	Sentinel Small Company Fund A	3,743,171
	200,297	Third Avenue Real Estate Value Fund/US	4,853,202

Shares			Value

	192,149	Wells Fargo Advantage Common Stock Fund	$4,163,875

TOTAL EQUITY MUTUAL FUNDS — 70.77% (Cost $280,685,531)			$299,337,347

BOND MUTUAL FUNDS
	1,082,111	American Century Inflation Adjusted Bond Fund A	13,234,216
	2,454,456	Maxim Bond Index Portfolio(a)	33,036,982
	3,095,918	Maxim Federated Bond Portfolio(a)	32,816,727
	1,028,742	Maxim Putnam High Yield Bond Portfolio(a)	8,343,099
	298,520	Maxim Short Duration Bond Portfolio(a)	3,101,626
	891,234	Maxim Templeton Global Bond Portfolio(a)	8,974,722
	783,140	Metropolitan West High Yield Bond Fund	8,379,596
	1,337,844	Oppenheimer International Bond Fund A	9,017,069

TOTAL BOND MUTUAL FUNDS — 27.64% (Cost $115,975,818)			$116,904,037

MONEY MARKET FUND
	1,864,710	Maxim Money Market Portfolio(a)	1,864,710

TOTAL MONEY MARKET FUNDS — 0.44% (Cost $1,864,710)			$1,864,710

Interest				Value

FIXED INTEREST CONTRACT
	4,923,259	(b)	Great-West Life & Annuity Contract(a)	4,974,461

TOTAL FIXED INTEREST CONTRACT — 1.17% (Cost $4,930,285)				$4,974,461

TOTAL INVESTMENTS — 100.02% (Cost $403,456,344)				$423,080,555

OTHER ASSETS & LIABILITIES — (0.02)%				$(93,407)

TOTAL NET ASSETS — 100.00%				$422,987,148

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	2,872	Allianz NFJ Small Cap Value Fund A	$88,081
	3,944	Goldman Sachs Mid Cap Value Fund A	149,905
	2,619	Harbor International Fund Inv	168,103
	5,231	Invesco Developing Markets Fund	175,150
	7,261	Invesco Global Real Estate Fund	78,995
	4,576	Invesco International Growth Fund I	136,264
	5,913	Invesco Van Kampen Small Cap Growth Fund A	72,730
	6,331	Janus Perkins Mid Cap Value Fund S	149,659
	23,123	Maxim American Century Growth Portfolio(a)	241,402
	32,752	Maxim Index 600 Portfolio(a)	320,315
	59,034	Maxim International Index Portfolio(a)	606,865
	12,922	Maxim Invesco ADR Portfolio(a)	167,217
	20,656	Maxim Janus Large Cap Growth Portfolio(a)	243,334
	4,044	Maxim Loomis Sayles Small Cap Value Portfolio(a)	88,069
	11,585	Maxim MFS International Growth Portfolio(a)	136,119
	28,200	Maxim Putnam Equity Income Portfolio(a)	294,412
	89,189	Maxim S&P 500® Index Portfolio(a)	1,069,382
	43,155	Maxim S&P MidCap 400® Index Portfolio(a)	460,901
	19,345	Maxim T. Rowe Price Equity Income Portfolio(a)	294,038
	4,136	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	81,183
	14,891	Nuveen Real Estate Securities Fund	295,734
	4,884	Oppenheimer Developing Markets Fund	175,586
	8,322	Sentinel Small Company Fund A	72,320
	3,261	Third Avenue Real Estate Value Fund/US	79,021
	3,748	Wells Fargo Advantage Common Stock Fund	81,227

TOTAL EQUITY MUTUAL FUNDS — 83.26% (Cost $5,528,563)			$5,726,012

Shares			Value

BOND MUTUAL FUNDS
	10,632	American Century Inflation Adjusted Bond Fund A	$130,028
	21,271	Maxim Bond Index Portfolio(a)	286,307
	29,343	Maxim Federated Bond Portfolio(a)	311,041
	9,720	Maxim Putnam High Yield Bond Portfolio(a)	78,826
	2,961	Maxim Short Duration Bond Portfolio(a)	30,770
	8,508	Maxim Templeton Global Bond Portfolio(a)	85,672
	7,407	Metropolitan West High Yield Bond Fund	79,252
	12,743	Oppenheimer International Bond Fund A	85,888

TOTAL BOND MUTUAL FUNDS — 15.82% (Cost $1,084,893)			$1,087,784

MONEY MARKET FUND
	17,103	Maxim Money Market Portfolio(a)	17,103

TOTAL MONEY MARKET FUNDS — 0.25% (Cost $17,103)			$17,103

Interest				Value
FIXED INTEREST CONTRACT
	47,403	(b)	Great-West Life & Annuity Contract(a)	47,896

TOTAL FIXED INTEREST CONTRACT — 0.69% (Cost $47,549)				$47,896

TOTAL INVESTMENTS — 100.02% (Cost $6,678,108)				$6,878,795

OTHER ASSETS & LIABILITIES — (0.02)%				$(1,522)

TOTAL NET ASSETS — 100.00%				$6,877,273

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	40,893	Allianz NFJ Small Cap Value Fund A	$1,254,177
	47,202	Goldman Sachs Mid Cap Value Fund A	1,794,144
	36,898	Harbor International Fund Inv	2,368,522
	83,238	Invesco Developing Markets Fund	2,786,812
	108,089	Invesco Global Real Estate Fund	1,176,007
	64,732	Invesco International Growth Fund I	1,927,721
	82,167	Invesco Van Kampen Small Cap Growth Fund A	1,010,656
	75,668	Janus Perkins Mid Cap Value Fund S	1,788,799
	277,842	Maxim American Century Growth Portfolio(a)	2,900,669
	461,428	Maxim Index 600 Portfolio(a)	4,512,766
	837,276	Maxim International Index Portfolio(a)	8,607,194
	182,467	Maxim Invesco ADR Portfolio(a)	2,361,121
	248,395	Maxim Janus Large Cap Growth Portfolio(a)	2,926,101
	57,658	Maxim Loomis Sayles Small Cap Value Portfolio(a)	1,255,790
	163,919	Maxim MFS International Growth Portfolio(a)	1,926,046
	339,114	Maxim Putnam Equity Income Portfolio(a)	3,540,347
	1,044,485	Maxim S&P 500® Index Portfolio(a)	12,523,378
	513,355	Maxim S&P MidCap 400® Index Portfolio(a)	5,482,629
	232,572	Maxim T. Rowe Price Equity Income Portfolio(a)	3,535,101
	48,981	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	961,505
	181,903	Nuveen Real Estate Securities Fund	3,612,600
	77,667	Oppenheimer Developing Markets Fund	2,792,116
	116,097	Sentinel Small Company Fund A	1,008,881
	48,338	Third Avenue Real Estate Value Fund/US	1,171,232
	44,352	Wells Fargo Advantage Common Stock Fund	961,103

TOTAL EQUITY MUTUAL FUNDS — 75.78% (Cost $69,141,992)			$74,185,417

Shares			Value

BOND MUTUAL FUNDS
	78,698	American Century Inflation Adjusted Bond Fund A	$962,472
	524,223	Maxim Bond Index Portfolio(a)	7,056,043
	666,897	Maxim Federated Bond Portfolio(a)	7,069,111
	221,299	Maxim Putnam High Yield Bond Portfolio(a)	1,794,733
	23,146	Maxim Short Duration Bond Portfolio(a)	240,484
	212,015	Maxim Templeton Global Bond Portfolio(a)	2,134,988
	168,428	Metropolitan West High Yield Bond Fund	1,802,180
	317,923	Oppenheimer International Bond Fund A	2,142,803

TOTAL BOND MUTUAL FUNDS — 23.70% (Cost $23,061,585)			$23,202,814

MONEY MARKET FUND
	144,390	Maxim Money Market Portfolio(a)	144,390

TOTAL MONEY MARKET FUNDS — 0.15% (Cost $144,390)			$144,390

Interest				Value

FIXED INTEREST CONTRACT
	381,147	(b)	Great-West Life & Annuity Contract(a)	385,111

TOTAL FIXED INTEREST CONTRACT — 0.39% (Cost $381,580)				$385,111

TOTAL INVESTMENTS — 100.02% (Cost $92,729,547)				$97,917,732

OTHER ASSETS & LIABILITIES — (0.02)%				$(20,388)

TOTAL NET ASSETS — 100.00%				$97,897,344

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	139,527	Allianz NFJ Small Cap Value Fund A	$4,279,283
	162,147	Goldman Sachs Mid Cap Value Fund A	6,163,198
	127,145	Harbor International Fund Inv	8,161,476
	284,735	Invesco Developing Markets Fund	9,532,923
	319,095	Invesco Global Real Estate Fund	3,471,752
	222,939	Invesco International Growth Fund I	6,639,114
	283,281	Invesco Van Kampen Small Cap Growth Fund A	3,484,354
	260,223	Janus Perkins Mid Cap Value Fund S	6,151,685
	953,703	Maxim American Century Growth Portfolio(a)	9,956,664
	1,585,573	Maxim Index 600 Portfolio(a)	15,506,905
	2,879,229	Maxim International Index Portfolio(a)	29,598,475
	627,634	Maxim Invesco ADR Portfolio(a)	8,121,591
	854,590	Maxim Janus Large Cap Growth Portfolio(a)	10,067,073
	196,637	Maxim Loomis Sayles Small Cap Value Portfolio(a)	4,282,749
	564,707	Maxim MFS International Growth Portfolio(a)	6,635,305
	1,166,441	Maxim Putnam Equity Income Portfolio(a)	12,177,641
	3,671,993	Maxim S&P 500® Index Portfolio(a)	44,027,192
	1,772,282	Maxim S&P MidCap 400® Index Portfolio(a)	18,927,971
	800,398	Maxim T. Rowe Price Equity Income Portfolio(a)	12,166,051
	169,500	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	3,327,285
	539,251	Nuveen Real Estate Securities Fund	10,709,528
	265,462	Oppenheimer Developing Markets Fund	9,543,370
	399,416	Sentinel Small Company Fund A	3,470,924
	142,975	Third Avenue Real Estate Value Fund/US	3,464,278
	153,494	Wells Fargo Advantage Common Stock Fund	3,326,209

TOTAL EQUITY MUTUAL FUNDS — 87.35% (Cost $237,476,627)			$253,192,996

Shares			Value

BOND MUTUAL FUNDS
	117,123	American Century Inflation Adjusted Bond Fund A	$1,432,419
	818,469	Maxim Bond Index Portfolio(a)	11,016,594
	1,040,445	Maxim Federated Bond Portfolio(a)	11,028,720
	337,131	Maxim Putnam High Yield Bond Portfolio(a)	2,734,133
	27,573	Maxim Short Duration Bond Portfolio(a)	286,485
	328,707	Maxim Templeton Global Bond Portfolio(a)	3,310,075
	256,759	Metropolitan West High Yield Bond Fund	2,747,316
	492,537	Oppenheimer International Bond Fund A	3,319,696

TOTAL BOND MUTUAL FUNDS — 12.37% (Cost $35,660,946)			$35,875,438

MONEY MARKET FUND
	286,538	Maxim Money Market Portfolio(a)	286,538

TOTAL MONEY MARKET FUNDS — 0.10% (Cost $286,538)			$286,538

Interest				Value

FIXED INTEREST CONTRACT
	567,258	(b)	Great-West Life & Annuity Contract(a)	573,158

TOTAL FIXED INTEREST CONTRACT — 0.20% (Cost $568,214)				$573,158

TOTAL INVESTMENTS — 100.02% (Cost $273,992,325)				$289,928,130

OTHER ASSETS & LIABILITIES — (0.02)%				$(64,353)

TOTAL NET ASSETS — 100.00%				$289,863,777

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 Portfolio III

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	2,214	Allianz NFJ Small Cap Value Fund A	$67,918
	2,567	Goldman Sachs Mid Cap Value Fund A	97,555
	1,999	Harbor International Fund Inv	128,339
	4,556	Invesco Developing Markets Fund	152,517
	4,674	Invesco Global Real Estate Fund	50,852
	3,494	Invesco International Growth Fund I	104,052
	4,519	Invesco Van Kampen Small Cap Growth Fund A	55,580
	4,120	Janus Perkins Mid Cap Value Fund S	97,396
	15,076	Maxim American Century Growth Portfolio(a)	157,396
	25,202	Maxim Index 600 Portfolio(a)	246,477
	45,212	Maxim International Index Portfolio(a)	464,779
	9,851	Maxim Invesco ADR Portfolio(a)	127,476
	13,474	Maxim Janus Large Cap Growth Portfolio(a)	158,723
	3,118	Maxim Loomis Sayles Small Cap Value Portfolio(a)	67,904
	8,849	Maxim MFS International Growth Portfolio(a)	103,976
	18,414	Maxim Putnam Equity Income Portfolio(a)	192,244
	57,076	Maxim S&P 500® Index Portfolio(a)	684,341
	28,010	Maxim S&P MidCap 400® Index Portfolio(a)	299,151
	12,633	Maxim T. Rowe Price Equity Income Portfolio(a)	192,018
	2,659	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	52,201
	7,906	Nuveen Real Estate Securities Fund	157,012
	4,254	Oppenheimer Developing Markets Fund	152,922
	6,357	Sentinel Small Company Fund A	55,240
	2,099	Third Avenue Real Estate Value Fund/US	50,861
	2,410	Wells Fargo Advantage Common Stock Fund	52,231

TOTAL EQUITY MUTUAL FUNDS — 93.46% (Cost $3,757,679)			$3,969,161

Shares				Value

BOND MUTUAL FUNDS
	1,035		American Century Inflation Adjusted Bond Fund A	$12,662
	6,105		Maxim Bond Index Portfolio(a)	82,170
	7,755		Maxim Federated Bond Portfolio(a)	82,207
	2,607		Maxim Putnam High Yield Bond Portfolio(a)	21,139
	203		Maxim Short Duration Bond Portfolio(a)	2,108
	2,519		Maxim Templeton Global Bond Portfolio(a)	25,362
	1,986		Metropolitan West High Yield Bond Fund	21,250
	3,772		Oppenheimer International Bond Fund A	25,424

TOTAL BOND MUTUAL FUNDS — 6.41% (Cost $271,773)				$272,322

MONEY MARKET FUND
	2,109		Maxim Money Market Portfolio(a)	2,109

TOTAL MONEY MARKET FUNDS — 0.05% (Cost $2,109)				$2,109

Interest				Value

FIXED INTEREST CONTRACT
	4,176	(b)	Great-West Life & Annuity Contract(a)	4,220

TOTAL FIXED INTEREST CONTRACT — 0.10% (Cost $4,185)				$4,220

TOTAL INVESTMENTS — 100.02% (Cost $4,035,746)				$4,247,812

OTHER ASSETS & LIABILITIES — (0.02)%				$(937)

TOTAL NET ASSETS — 100.00%				$4,246,875

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	22,281	Allianz NFJ Small Cap Value Fund A	$683,361
	22,089	Goldman Sachs Mid Cap Value Fund A	839,595
	19,987	Harbor International Fund Inv	1,282,943
	51,213	Invesco Developing Markets Fund	1,714,605
	51,246	Invesco Global Real Estate Fund	557,554
	35,180	Invesco International Growth Fund I	1,047,669
	45,572	Invesco Van Kampen Small Cap Growth Fund A	560,532
	35,424	Janus Perkins Mid Cap Value Fund S	837,425
	130,912	Maxim American Century Growth Portfolio(a)	1,366,726
	254,315	Maxim Index 600 Portfolio(a)	2,487,205
	453,505	Maxim International Index Portfolio(a)	4,662,030
	98,627	Maxim Invesco ADR Portfolio(a)	1,276,239
	117,325	Maxim Janus Large Cap Growth Portfolio(a)	1,382,084
	31,407	Maxim Loomis Sayles Small Cap Value Portfolio(a)	684,039
	89,099	Maxim MFS International Growth Portfolio(a)	1,046,919
	159,901	Maxim Putnam Equity Income Portfolio(a)	1,669,371
	499,466	Maxim S&P 500® Index Portfolio(a)	5,988,599
	242,448	Maxim S&P MidCap 400® Index Portfolio(a)	2,589,348
	109,677	Maxim T. Rowe Price Equity Income Portfolio(a)	1,667,085
	23,453	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	460,373
	69,494	Nuveen Real Estate Securities Fund	1,380,149

Shares			Value

	47,917	Oppenheimer Developing Markets Fund	$1,722,605
	64,315	Sentinel Small Company Fund A	558,900
	22,963	Third Avenue Real Estate Value Fund/US	556,390
	21,240	Wells Fargo Advantage Common Stock Fund	460,268

TOTAL EQUITY MUTUAL FUNDS — 83.85% (Cost $34,973,131)			$37,482,014

BOND MUTUAL FUNDS
	167,973	Maxim Bond Index Portfolio(a)	2,260,923
	213,549	Maxim Federated Bond Portfolio(a)	2,263,614
	70,928	Maxim Putnam High Yield Bond Portfolio(a)	575,230
	76,880	Maxim Templeton Global Bond Portfolio(a)	774,179
	53,999	Metropolitan West High Yield Bond Fund	577,791
	115,254	Oppenheimer International Bond Fund A	776,810

TOTAL BOND MUTUAL FUNDS — 16.17% (Cost $7,176,105)			$7,228,547

TOTAL INVESTMENTS — 100.02% (Cost $42,149,236)			$44,710,561

OTHER ASSETS & LIABILITIES — (0.02)%			$(9,220)

TOTAL NET ASSETS — 100.00%			$44,701,341

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	67,776	Allianz NFJ Small Cap Value Fund A	$2,078,692
	67,701	Goldman Sachs Mid Cap Value Fund A	2,573,305
	60,994	Harbor International Fund Inv	3,915,174
	156,923	Invesco Developing Markets Fund	5,253,784
	142,075	Invesco Global Real Estate Fund	1,545,776
	106,129	Invesco International Growth Fund I	3,160,533
	139,148	Invesco Van Kampen Small Cap Growth Fund A	1,711,516
	108,728	Janus Perkins Mid Cap Value Fund S	2,570,341
	397,713	Maxim American Century Growth Portfolio(a)	4,152,125
	772,779	Maxim Index 600 Portfolio(a)	7,557,776
	1,376,978	Maxim International Index Portfolio(a)	14,155,331
	300,558	Maxim Invesco ADR Portfolio(a)	3,889,226
	355,616	Maxim Janus Large Cap Growth Portfolio(a)	4,189,157
	95,467	Maxim Loomis Sayles Small Cap Value Portfolio(a)	2,079,271
	268,904	Maxim MFS International Growth Portfolio(a)	3,159,621
	486,264	Maxim Putnam Equity Income Portfolio(a)	5,076,594
	1,522,754	Maxim S&P 500® Index Portfolio(a)	18,257,818
	741,274	Maxim S&P MidCap 400® Index Portfolio(a)	7,916,807
	333,752	Maxim T. Rowe Price Equity Income Portfolio(a)	5,073,032
	71,236	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	1,398,371
	193,462	Nuveen Real Estate Securities Fund	3,842,161

Shares			Value

	146,365	Oppenheimer Developing Markets Fund	$5,261,807
	196,632	Sentinel Small Company Fund A	1,708,732
	63,773	Third Avenue Real Estate Value Fund/US	1,545,223
	64,547	Wells Fargo Advantage Common Stock Fund	1,398,724

TOTAL EQUITY MUTUAL FUNDS — 91.56% (Cost $106,724,083)			$113,470,897

BOND MUTUAL FUNDS
	246,854	Maxim Bond Index Portfolio(a)	3,322,659
	313,596	Maxim Federated Bond Portfolio(a)	3,324,122
	98,901	Maxim Putnam High Yield Bond Portfolio(a)	802,088
	110,272	Maxim Templeton Global Bond Portfolio(a)	1,110,433
	75,360	Metropolitan West High Yield Bond Fund	806,354
	165,229	Oppenheimer International Bond Fund A	1,113,643

TOTAL BOND MUTUAL FUNDS — 8.46% (Cost $10,401,548)			$10,479,299

TOTAL INVESTMENTS — 100.02% (Cost $117,125,631)			$123,950,196

OTHER ASSETS & LIABILITIES — (0.02)%			$(26,503)

TOTAL NET ASSETS — 100.00%			$123,923,693

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	956	Allianz NFJ Small Cap Value Fund A	$29,314
	946	Goldman Sachs Mid Cap Value Fund A	35,965
	857	Harbor International Fund Inv	55,019
	2,218	Invesco Developing Markets Fund	74,262
	1,919	Invesco Global Real Estate Fund	20,877
	1,493	Invesco International Growth Fund I	44,469
	1,965	Invesco Van Kampen Small Cap Growth Fund A	24,167
	1,516	Janus Perkins Mid Cap Value Fund S	35,850
	5,605	Maxim American Century Growth Portfolio(a)	58,518
	10,905	Maxim Index 600 Portfolio(a)	106,652
	19,364	Maxim International Index Portfolio(a)	199,062
	4,221	Maxim Invesco ADR Portfolio(a)	54,620
	5,012	Maxim Janus Large Cap Growth Portfolio(a)	59,045
	1,346	Maxim Loomis Sayles Small Cap Value Portfolio(a)	29,305
	3,781	Maxim MFS International Growth Portfolio(a)	44,424
	6,818	Maxim Putnam Equity Income Portfolio(a)	71,183
	21,542	Maxim S&P 500® Index Portfolio(a)	258,289
	10,344	Maxim S&P MidCap 400® Index Portfolio(a)	110,472
	4,673	Maxim T. Rowe Price Equity Income Portfolio(a)	71,032
	981	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	19,258
	2,602	Nuveen Real Estate Securities Fund	51,678

Shares			Value

	2,076	Oppenheimer Developing Markets Fund	$74,646
	2,763	Sentinel Small Company Fund A	24,009
	862	Third Avenue Real Estate Value Fund/US	20,877
	890	Wells Fargo Advantage Common Stock Fund	19,277

TOTAL EQUITY MUTUAL FUNDS — 94.98% (Cost $1,515,256)			$1,592,270

BOND MUTUAL FUNDS
	1,963	Maxim Bond Index Portfolio(a)	26,420
	2,495	Maxim Federated Bond Portfolio(a)	26,444
	820	Maxim Putnam High Yield Bond Portfolio(a)	6,648
	908	Maxim Templeton Global Bond Portfolio(a)	9,138
	624	Metropolitan West High Yield Bond Fund	6,679
	1,358	Oppenheimer International Bond Fund A	9,156

TOTAL BOND MUTUAL FUNDS — 5.04% (Cost $84,406)			$84,485

TOTAL INVESTMENTS — 100.02% (Cost $1,599,662)			$1,676,755

OTHER ASSETS & LIABILITIES — (0.02)%			$(367)

TOTAL NET ASSETS — 100.00%			$1,676,388

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	7,861	Allianz NFJ Small Cap Value Fund A	$241,088
	6,011	Goldman Sachs Mid Cap Value Fund A	228,475
	6,198	Harbor International Fund Inv	397,844
	17,955	Invesco Developing Markets Fund	601,122
	14,719	Invesco Global Real Estate Fund	160,142
	10,825	Invesco International Growth Fund I	322,371
	11,506	Invesco Van Kampen Small Cap Growth Fund A	141,528
	9,631	Janus Perkins Mid Cap Value Fund S	227,682
	35,173	Maxim American Century Growth Portfolio(a)	367,207
	78,283	Maxim Index 600 Portfolio(a)	765,610
	140,267	Maxim International Index Portfolio(a)	1,441,948
	30,491	Maxim Invesco ADR Portfolio(a)	394,550
	31,507	Maxim Janus Large Cap Growth Portfolio(a)	371,150
	11,088	Maxim Loomis Sayles Small Cap Value Portfolio(a)	241,491
	27,454	Maxim MFS International Growth Portfolio(a)	322,586
	43,142	Maxim Putnam Equity Income Portfolio(a)	450,402
	135,996	Maxim S&P 500® Index Portfolio(a)	1,630,591
	65,417	Maxim S&P MidCap 400® Index Portfolio(a)	698,649
	29,575	Maxim T. Rowe Price Equity Income Portfolio(a)	449,544
	6,214	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	121,986
	16,742	Nuveen Real Estate Securities Fund	332,505

Shares			Value

	16,796	Oppenheimer Developing Markets Fund	$603,818
	16,249	Sentinel Small Company Fund A	141,206
	6,597	Third Avenue Real Estate Value Fund/US	159,853
	5,627	Wells Fargo Advantage Common Stock Fund	121,927

TOTAL EQUITY MUTUAL FUNDS — 85.14% (Cost $10,223,767)			$10,935,275

BOND MUTUAL FUNDS
	42,588	Maxim Bond Index Portfolio(a)	573,233
	54,160	Maxim Federated Bond Portfolio(a)	574,099
	18,012	Maxim Putnam High Yield Bond Portfolio(a)	146,078
	23,336	Maxim Templeton Global Bond Portfolio(a)	234,988
	13,717	Metropolitan West High Yield Bond Fund	146,775
	35,004	Oppenheimer International Bond Fund A	235,928

TOTAL BOND MUTUAL FUNDS — 14.88% (Cost $1,897,150)			$1,911,101

TOTAL INVESTMENTS — 100.02% (Cost $12,120,917)			$12,846,376

OTHER ASSETS & LIABILITIES — (0.02)%			$(2,513)

TOTAL NET ASSETS — 100.00%			$12,843,863

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	18,437	Allianz NFJ Small Cap Value Fund A	$565,460
	14,018	Goldman Sachs Mid Cap Value Fund A	532,822
	14,543	Harbor International Fund Inv	933,493
	42,376	Invesco Developing Markets Fund	1,418,761
	31,702	Invesco Global Real Estate Fund	344,915
	25,405	Invesco International Growth Fund I	756,549
	26,978	Invesco Van Kampen Small Cap Growth Fund A	331,827
	22,492	Janus Perkins Mid Cap Value Fund S	531,718
	82,202	Maxim American Century Growth Portfolio(a)	858,190
	183,723	Maxim Index 600 Portfolio(a)	1,796,812
	328,452	Maxim International Index Portfolio(a)	3,376,489
	71,530	Maxim Invesco ADR Portfolio(a)	925,597
	73,679	Maxim Janus Large Cap Growth Portfolio(a)	867,941
	25,991	Maxim Loomis Sayles Small Cap Value Portfolio(a)	566,082
	64,469	Maxim MFS International Growth Portfolio(a)	757,506
	100,646	Maxim Putnam Equity Income Portfolio(a)	1,050,740
	317,190	Maxim S&P 500® Index Portfolio(a)	3,803,106
	152,337	Maxim S&P MidCap 400® Index Portfolio(a)	1,626,962
	69,053	Maxim T. Rowe Price Equity Income Portfolio(a)	1,049,609
	14,486	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	284,368
	36,170	Nuveen Real Estate Securities Fund	718,330

Shares			Value

	39,552	Oppenheimer Developing Markets Fund	$1,421,903
	38,111	Sentinel Small Company Fund A	331,185
	14,208	Third Avenue Real Estate Value Fund/US	344,264
	13,117	Wells Fargo Advantage Common Stock Fund	284,248

TOTAL EQUITY MUTUAL FUNDS — 92.11% (Cost $24,096,703)			$25,478,877

BOND MUTUAL FUNDS
	48,570	Maxim Bond Index Portfolio(a)	653,756
	61,753	Maxim Federated Bond Portfolio(a)	654,583
	20,284	Maxim Putnam High Yield Bond Portfolio(a)	164,507
	27,232	Maxim Templeton Global Bond Portfolio(a)	274,229
	15,449	Metropolitan West High Yield Bond Fund	165,303
	40,833	Oppenheimer International Bond Fund A	275,212

TOTAL BOND MUTUAL FUNDS — 7.91% (Cost $2,172,882)			$2,187,590

TOTAL INVESTMENTS — 100.02% (Cost $26,269,585)			$27,666,467

OTHER ASSETS & LIABILITIES — (0.02)%			$(5,930)

TOTAL NET ASSETS — 100.00%			$27,660,537

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
	339	Allianz NFJ Small Cap Value Fund A	$10,391
	256	Goldman Sachs Mid Cap Value Fund A	9,746
	266	Harbor International Fund Inv	17,077
	767	Invesco Developing Markets Fund	25,694
	558	Invesco Global Real Estate Fund	6,072
	466	Invesco International Growth Fund I	13,884
	498	Invesco Van Kampen Small Cap Growth Fund A	6,128
	410	Janus Perkins Mid Cap Value Fund S	9,702
	1,516	Maxim American Century Growth Portfolio(a)	15,826
	3,370	Maxim Index 600 Portfolio(a)	32,963
	6,027	Maxim International Index Portfolio(a)	61,962
	1,312	Maxim Invesco ADR Portfolio(a)	16,974
	1,358	Maxim Janus Large Cap Growth Portfolio(a)	16,000
	477	Maxim Loomis Sayles Small Cap Value Portfolio(a)	10,393
	1,181	Maxim MFS International Growth Portfolio(a)	13,871
	1,839	Maxim Putnam Equity Income Portfolio(a)	19,197
	5,720	Maxim S&P 500® Index Portfolio(a)	68,579
	2,808	Maxim S&P MidCap 400® Index Portfolio(a)	29,986
	1,259	Maxim T. Rowe Price Equity Income Portfolio(a)	19,138
	269	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	5,274
	633	Nuveen Real Estate Securities Fund	12,568

Shares			Value

	719	Oppenheimer Developing Markets Fund	$25,833
	702	Sentinel Small Company Fund A	6,100
	250	Third Avenue Real Estate Value Fund/US	6,046
	243	Wells Fargo Advantage Common Stock Fund	5,274

TOTAL EQUITY MUTUAL FUNDS — 95.14% (Cost $456,456)			$464,678

BOND MUTUAL FUNDS
	528	Maxim Bond Index Portfolio(a)	7,103
	671	Maxim Federated Bond Portfolio(a)	7,114
	236	Maxim Putnam High Yield Bond Portfolio(a)	1,915
	286	Maxim Templeton Global Bond Portfolio(a)	2,878
	180	Metropolitan West High Yield Bond Fund	1,923
	428	Oppenheimer International Bond Fund A	2,887

TOTAL BOND MUTUAL FUNDS — 4.88% (Cost $23,804)			$23,820

TOTAL INVESTMENTS — 100.02% (Cost $480,260)			$488,498

OTHER ASSETS & LIABILITIES — (0.02)%			$(101)

TOTAL NET ASSETS — 100.00%			$488,397

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III
ASSETS:
Investments at market value, affiliated(a)	$70,877,722	$213,949,958	$3,967,496
Investments at market value, unaffiliated(b)	33,510,481	97,873,321	1,736,578
Dividends receivable	27,248	81,163	1,478
Subscriptions receivable	51,749	2,811,713	7,033
Receivable for investments sold	41,792	199,104	–

Total Assets	104,508,992	314,915,259	5,712,585

LIABILITIES:
Payable to investment advisor	22,147	69,125	1,349
Redemptions payable	65,281	1,260,109	6,748
Payable for investments purchased	55,509	1,831,871	1,762

Total Liabilities	142,937	3,161,105	9,859

NET ASSETS	$104,366,055	$311,754,154	$5,702,726

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$807,068	$2,329,271	$41,414
Paid-in capital in excess of par	96,496,220	288,163,497	5,237,342
Net unrealized appreciation on investments	3,328,062	10,889,080	176,419
Undistributed net investment income	217,527	549,020	7,937
Accumulated net realized gain on investments	3,517,178	9,823,286	239,614

TOTAL NET ASSETS
Class T	$28,217,514	$32,603,437	$297,197

Class T1	$76,148,541	$278,396,477	$5,405,529

Class L	N/A	$754,240	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	N/A	33,000,000	N/A
Issued and Outstanding
Class T	2,189,170	2,433,240	21,514
Class T1	5,881,511	20,783,949	392,622
Class L	N/A	75,522	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.89	$13.40	$13.81

Class T1	$12.95	$13.39	$13.77

Class L	N/A	$9.99	N/A

(a) Cost of investments, affiliated	$68,844,583	$207,032,017	$3,854,138
(b) Cost of investments in securities, unaffiliated	$32,215,558	$93,902,182	$1,673,517

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III
ASSETS:
Investments at market value, affiliated(a)	$91,956,700	$299,455,730	$4,860,852
Investments at market value, unaffiliated(b)	38,486,681	123,624,825	2,017,943
Dividends receivable	29,278	94,855	1,517
Subscriptions receivable	127,376	904,568	44,917
Receivable for investments sold	215,367	–	–

Total Assets	130,815,402	424,079,978	6,925,229

LIABILITIES:
Payable to investment advisor	27,072	93,407	1,522
Redemptions payable	236,126	515,442	–
Payable for investments purchased	135,895	483,981	46,434

Total Liabilities	399,093	1,092,830	47,956

NET ASSETS	$130,416,309	$422,987,148	$6,877,273

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$955,576	$2,968,551	$47,063
Paid-in capital in excess of par	118,537,745	385,580,509	6,202,366
Net unrealized appreciation on investments	5,704,394	19,624,211	200,687
Undistributed net investment income	147,978	340,899	3,974
Accumulated net realized gain on investments	5,070,616	14,472,978	423,183

TOTAL NET ASSETS
Class T	$43,733,668	$52,711,079	$1,347,045

Class T1	$86,682,641	$368,393,333	$5,530,228

Class L	N/A	$1,882,736	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	N/A	33,000,000	N/A
Issued and Outstanding
Class T	3,208,683	3,685,117	92,111
Class T1	6,347,081	25,811,132	378,524
Class L	N/A	189,258	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.63	$14.30	$14.62

Class T1	$13.66	$14.27	$14.61

Class L	N/A	$9.95	N/A

(a) Cost of investments, affiliated	$88,122,609	$286,108,160	$4,731,061
(b) Cost of investments in securities, unaffiliated	$36,616,378	$117,348,184	$1,947,047

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III
ASSETS:
Investments at market value, affiliated(a)	$69,357,507	$204,030,605	$2,966,001
Investments at market value, unaffiliated(b)	28,560,225	85,897,525	1,281,811
Dividends receivable	18,837	55,464	807
Subscriptions receivable	111,934	1,124,998	16,911
Receivable for investments sold	35,769	240	–

Total Assets	98,084,272	291,108,832	4,265,530

LIABILITIES:
Payable to investment advisor	20,388	64,353	937
Redemptions payable	147,189	371,679	–
Payable for investments purchased	19,351	809,023	17,718

Total Liabilities	186,928	1,245,055	18,655

NET ASSETS	$97,897,344	$289,863,777	$4,246,875

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$674,369	$1,936,694	$28,070
Paid-in capital in excess of par	87,992,313	260,463,402	3,740,785
Net unrealized appreciation on investments	5,188,185	15,935,805	212,066
Undistributed net investment income	44,747	89,565	22,559
Accumulated net realized gain on investments	3,997,730	11,438,311	243,395

TOTAL NET ASSETS
Class T	$30,357,828	$29,332,523	$469,024

Class T1	$67,539,516	$259,766,063	$3,777,851

Class L	N/A	$765,191	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	N/A	33,000,000	N/A
Issued and Outstanding
Class T	2,092,873	1,954,546	30,964
Class T1	4,650,819	17,335,249	249,735
Class L	N/A	77,135	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.51	$15.01	$15.15

Class T1	$14.52	$14.98	$15.13

Class L	N/A	$9.92	N/A

(a) Cost of investments, affiliated	$65,777,196	$193,009,432	$2,817,893
(b) Cost of investments in securities, unaffiliated	$26,952,351	$80,982,893	$1,217,853

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Lifetime 2045 Portfolio I	Maxim Lifetime 2045 Portfolio II	Maxim Lifetime 2045 Portfolio III
ASSETS:
Investments at market value, affiliated(a)	$31,153,964	$85,464,432	$1,150,510
Investments at market value, unaffiliated(b)	13,556,597	38,485,764	526,245
Dividends receivable	7,168	19,776	267
Subscriptions receivable	70,552	708,320	2,763
Receivable for investments sold	8,707	4,884	–

Total Assets	44,796,988	124,683,176	1,679,785

LIABILITIES:
Payable to investment advisor	9,221	26,503	367
Redemptions payable	21,731	94,823	–
Payable for investments purchased	64,695	638,157	3,030

Total Liabilities	95,647	759,483	3,397

NET ASSETS	$44,701,341	$123,923,693	$1,676,388

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$300,649	$816,053	$10,982
Paid-in capital in excess of par	39,965,590	111,637,641	1,497,812
Net unrealized appreciation on investments	2,561,325	6,824,565	77,093
Undistributed net investment income	11,052	23,859	8,299
Accumulated net realized gain on investments	1,862,725	4,621,575	82,202

TOTAL NET ASSETS
Class T	$14,901,664	$20,474,569	$331,914

Class T1	$29,799,677	$103,373,422	$1,344,474

Class L	N/A	$75,702	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	N/A	33,000,000	N/A
Issued and Outstanding
Class T	1,002,552	1,345,996	21,719
Class T1	2,003,939	6,806,901	88,097
Class L	N/A	7,629	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.86	$15.21	$15.28

Class T1	$14.87	$15.19	$15.26

Class L	N/A	$9.92	N/A

(a) Cost of investments, affiliated	$29,386,883	$80,766,317	$1,096,384
(b) Cost of investments in securities, unaffiliated	$12,762,353	$36,359,314	$503,278

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Lifetime 2055 Portfolio I	Maxim Lifetime 2055 Portfolio II	Maxim Lifetime 2055 Portfolio III
ASSETS:
Investments at market value, affiliated(a)	$8,784,112	$18,710,477	$329,173
Investments at market value, unaffiliated(b)	4,062,264	8,955,990	159,325
Dividends receivable	1,727	3,720	65
Subscriptions receivable	13,739	80,016	101
Receivable for investments sold	–	43,071	–

Total Assets	12,861,842	27,793,274	488,664

LIABILITIES:
Payable to investment advisor	2,513	5,929	101
Redemptions payable	1,337	62,795	–
Payable for investments purchased	14,129	64,013	166

Total Liabilities	17,979	132,737	267

NET ASSETS	$12,843,863	$27,660,537	$488,397

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$86,486	$181,970	$3,252
Paid-in capital in excess of par	11,366,576	25,028,187	486,537
Net unrealized appreciation on investments	725,459	1,396,882	8,238
Undistributed net investment income	2,890	4,615	77
Accumulated net realized gain (loss) on investments	662,452	1,048,883	(9,707)

TOTAL NET ASSETS
Class T	$5,508,068	$3,437,371	$101,277

Class T1	$7,335,795	$24,199,182	$387,120

Class L	N/A	$23,984	N/A

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	N/A	33,000,000	N/A
Issued and Outstanding
Class T	371,099	225,684	6,738
Class T1	493,755	1,591,597	25,776
Class L	N/A	2,417	N/A

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.84	$15.23	$15.03

Class T1	$14.86	$15.20	$15.02

Class L	N/A	$9.92	N/A

(a) Cost of investments, affiliated	$8,286,517	$17,751,036	$324,134
(b) Cost of investments in securities, unaffiliated	$3,834,400	$8,518,549	$156,126

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III
INVESTMENT INCOME:
Dividends, affiliated	$612,514	$1,571,587	$25,908
Divdends, unaffiliated	417,807	1,032,108	15,427

Total Income	1,030,321	2,603,695	41,335

EXPENSES:
Management fees	57,416	160,802	3,004
Distribution fees - Class T1	34,171	118,941	2,356
Distribution fees - Class L	N/A	223	N/A

Total Expenses	91,587	279,966	5,360

Less amount waived by distributor - Class T1	–	–	9
Less amount waived by distributor - Class L	N/A	7	N/A

Net Expenses	91,587	279,959	5,351

NET INVESTMENT INCOME	938,734	2,323,736	35,984

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,204,856	3,334,108	84,066
Net realized gain on investments, unaffiliated	1,820,501	5,271,121	106,524
Change in net unrealized appreciation on investments	23,643	701,421	1,408

Net realized and unrealized gain on investments	3,049,000	9,306,650	191,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,987,734	$11,630,386	$227,982

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III
INVESTMENT INCOME:
Dividends, affiliated	$688,239	$1,701,739	$20,998
Divdends, unaffiliated	372,195	858,428	10,169

Total Income	1,060,434	2,560,167	31,167

EXPENSES:
Management fees	71,490	213,469	3,606
Distribution fees - Class T1	38,542	153,903	2,403
Distribution fees - Class L	N/A	416	N/A

Total Expenses	110,032	367,788	6,009

Less amount waived by distributor - Class T1	–	–	9
Less amount waived by distributor - Class L	N/A	7	N/A

Net Expenses	110,032	367,781	6,000

NET INVESTMENT INCOME	950,402	2,192,386	25,167

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,653,173	4,718,071	202,162
Net realized gain on investments, unaffiliated	2,810,334	8,655,918	194,542
Change in net unrealized appreciation (depreciation) on investments	(192,288)	527,405	(131,473)

Net realized and unrealized gain on investments	4,271,219	13,901,394	265,231

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,221,621	$16,093,780	$290,398

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III
INVESTMENT INCOME:
Dividends, affiliated	$375,199	$792,124	$9,179
Divdends, unaffiliated	163,161	326,099	3,655

Total Income	538,360	1,118,223	12,834

EXPENSES:
Management fees	51,834	147,202	2,129
Distribution fees - Class T1	28,857	109,407	1,549
Distribution fees - Class L	N/A	261	N/A

Total Expenses	80,691	256,870	3,678

Less amount waived by distributor - Class T1	–	–	9
Less amount waived by distributor - Class L	N/A	7	N/A

Net Expenses	80,691	256,863	3,669

NET INVESTMENT INCOME	457,669	861,360	9,165

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,324,959	3,730,235	99,640
Net realized gain on investments, unaffiliated	2,349,424	6,901,390	129,207
Change in net unrealized appreciation (depreciation) on investments	(201,948)	163,423	(58,343)

Net realized and unrealized gain on investments	3,472,435	10,795,048	170,504

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,930,104	$11,656,408	$179,669

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Lifetime 2045 Portfolio I	Maxim Lifetime 2045 Portfolio II	Maxim Lifetime 2045 Portfolio III
INVESTMENT INCOME:
Dividends, affiliated	$139,573	$279,828	$3,362
Divdends, unaffiliated	54,855	105,106	1,171

Total Income	194,428	384,934	4,533

EXPENSES:
Management fees	23,624	61,114	824
Distribution fees - Class T1	12,683	41,555	527
Distribution fees - Class L	N/A	33	N/A

Total Expenses	36,307	102,702	1,351

Less amount waived by distributor - Class T1	9	–	9
Less amount waived by distributor - Class L	N/A	7	N/A

Net Expenses	36,298	102,695	1,342

NET INVESTMENT INCOME	158,130	282,239	3,191

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	613,259	1,505,841	33,967
Net realized gain on investments, unaffiliated	1,111,231	2,852,096	46,121
Change in net unrealized appreciation (depreciation) on investments	(62,490)	162,350	(21,749)

Net realized and unrealized gain on investments	1,662,000	4,520,287	58,339

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,820,130	$4,802,526	$61,530

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Lifetime 2055 Portfolio I	Maxim Lifetime 2055 Portfolio II	Maxim Lifetime 2055 Portfolio III
INVESTMENT INCOME:
Dividends, affiliated	$36,846	$56,973	$895
Divdends, unaffiliated	14,784	21,759	240

Total Income	51,630	78,732	1,135

EXPENSES:
Management fees	6,826	13,524	167
Distribution fees - Class T1	3,104	9,669	92
Distribution fees - Class L	N/A	8	N/A

Total Expenses	9,930	23,201	259

Less amount waived by distributor - Class T1	9	9	9
Less amount waived by distributor - Class L	N/A	7	N/A

Net Expenses	9,921	23,185	250

NET INVESTMENT INCOME	41,709	55,547	885

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	246,885	371,236	6,300
Net realized gain on investments, unaffiliated	367,503	608,063	5,709
Change in net unrealized appreciation (depreciation) on investments	(118,462)	46,472	(3,436)

Net realized and unrealized gain on investments	495,926	1,025,771	8,573

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$537,635	$1,081,318	$9,458

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2015 Portfolio I
OPERATIONS:
Net investment income	$938,734	$1,413,965
Net realized gain on investments, affiliated	1,204,856	861,074
Net realized gain on investments, unaffiliated	1,820,501	–
Capital gain distributions received, affiliated	–	291,861
Change in net unrealized appreciation on investments	23,643	3,274,164
Net increase in net assets resulting from operations	3,987,734	5,841,064

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(211,450)	(444,503)
Class T1	(513,964)	(975,295)

From net investment income	(725,414)	(1,419,798)

From net realized gains
Class T	–	(208,251)
Class T1	–	(481,298)

From net realized gains	–	(689,549)

Total Distributions	(725,414)	(2,109,347)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,387,121	25,968,992
Class T1	32,818,542	63,435,561
Shares issued in reinvestment of distributions
Class T	211,450	652,754
Class T1	513,964	1,456,593
Shares redeemed
Class T	(2,916,735)	(5,594,220)
Class T1	(18,242,753)	(19,490,263)

Net increase in net assets resulting from capital share transactions	16,771,589	66,429,417

Total Increase in Net Assets	20,033,909	70,161,134

NET ASSETS:
Beginning of period	84,332,146	14,171,012

End of period (a)	$104,366,055	$84,332,146

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	343,959	2,146,989
Class T1	2,563,352	5,293,419
Shares issued in reinvestment of distributions
Class T	16,676	53,080
Class T1	40,343	119,066
Shares redeemed
Class T	(228,023)	(454,952)
Class T1	(1,423,170)	(1,617,598)

Net Increase	1,313,137	5,540,004

(a)Including undistributed net investment income:	$217,527	$4,208

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2015 Portfolio II
OPERATIONS:
Net investment income	$2,323,736	$3,217,083
Net realized gain on investments, affiliated	3,334,108	1,664,682
Net realized gain on investments, unaffiliated	5,271,121	–
Capital gain distributions received, affiliated	–	720,597
Change in net unrealized appreciation on investments	701,421	10,049,318

Net increase in net assets resulting from operations	11,630,386	15,651,680

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(206,453)	(375,535)
Class T1	(1,579,253)	(2,837,045)
Class L	(6,288)	N/A

From net investment income	(1,791,994)	(3,212,580)

From net realized gains
Class T	–	(161,658)
Class T1	–	(1,213,954)

From net realized gains	–	(1,375,612)

Total Distributions	(1,791,994)	(4,588,192)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	11,326,448	22,515,707
Class T1	136,309,497	242,544,891
Class L	774,745	N/A
Shares issued in reinvestment of distributions
Class T	206,453	537,193
Class T1	1,579,253	4,050,999
Class L	6,288	N/A
Shares redeemed
Class T	(5,234,409)	(2,669,881)
Class T1	(67,644,922)	(75,797,248)
Class L	(23,455)	N/A

Net increase in net assets resulting from capital share transactions	77,299,898	191,181,661

Total Increase in Net Assets	87,138,290	202,245,149

NET ASSETS:
Beginning of period	224,615,864	22,370,715

End of period (a)	$311,754,154	$224,615,864

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	857,310	1,848,015
Class T1	10,303,000	19,703,590
Class L	77,213	N/A
Shares issued in reinvestment of distributions
Class T	15,736	42,655
Class T1	120,370	322,342
Class L	643	N/A
Shares redeemed
Class T	(396,498)	(216,587)
Class T1	(5,119,855)	(6,148,630)
Class L	(2,334)	N/A

Net Increase	5,855,585	15,551,385

(a) Including undistributed net investment income:	$549,020	$17,282

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2015 Portfolio IIi
OPERATIONS:
Net investment income	$35,984	$53,507
Net realized gain on investments, affiliated	84,066	74,714
Net realized gain on investments, unaffiliated	106,524	–
Capital gain distributions received, affiliated	–	13,649
Change in net unrealized appreciation on investments	1,408	141,367

Net increase in net assets resulting from operations	227,982	283,237

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,755)	(2,180)
Class T1	(26,452)	(51,823)

From net investment income	(28,207)	(54,003)

From net realized gains
Class T	–	(2,678)
Class T1	–	(49,798)

From net realized gains	–	(52,476)

Total Distributions	(28,207)	(106,479)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	129,629	192,677
Class T1	1,350,133	4,565,032
Shares issued in reinvestment of distributions
Class T	1,755	4,858
Class T1	26,452	101,621
Shares redeemed
Class T	(49,518)	(29,305)
Class T1	(659,130)	(1,863,346)

Net increase in net assets resulting from capital share transactions	799,321	2,971,537

Total Increase in Net Assets	999,096	3,148,295

NET ASSETS:
Beginning of period	4,703,630	1,555,335

End of period (a)	$5,702,726	$4,703,630

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	9,592	15,618
Class T1	98,474	351,452
Shares issued in reinvestment of distributions
Class T	130	383
Class T1	1,973	7,914
Shares redeemed
Class T	(3,630)	(2,217)
Class T1	(48,846)	(144,972)

Net Increase	57,693	228,178

(a) Including undistributed net investment income:	$7,937	$163

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2025 Portfolio I
OPERATIONS:
Net investment income	$950,402	$1,520,312
Net realized gain on investments, affiliated	1,653,173	1,005,590
Net realized gain on investments, unaffiliated	2,810,334	–
Capital gain distributions received, affiliated	–	347,851
Change in net unrealized appreciation (depreciation) on investments	(192,288)	5,747,376

Net increase in net assets resulting from operations	5,221,621	8,621,129

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(286,042)	(600,800)
Class T1	(521,617)	(924,534)

From net investment income	(807,659)	(1,525,334)

From net realized gains
Class T	–	(297,443)
Class T1	–	(480,072)

From net realized gains	–	(777,515)

Total Distributions	(807,659)	(2,302,849)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	5,813,497	35,711,125
Class T1	31,138,372	66,841,031
Shares issued in reinvestment of distributions
Class T	286,042	898,243
Class T1	521,617	1,404,606
Shares redeemed
Class T	(4,337,375)	(4,190,206)
Class T1	(12,754,526)	(17,979,733)

Net increase in net assets resulting from capital share transactions	20,667,627	82,685,066

Total Increase in Net Assets	25,081,589	89,003,346

NET ASSETS:
Beginning of period	105,334,720	16,331,374

End of period (a)	$130,416,309	$105,334,720

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	430,797	2,880,868
Class T1	2,304,014	5,380,587
Shares issued in reinvestment of distributions
Class T	21,475	69,558
Class T1	39,072	109,709
Shares redeemed
Class T	(321,832)	(330,771)
Class T1	(943,997)	(1,441,476)

Net Increase	1,529,529	6,668,475

(a)Including undistributed net investment income:	$147,978	$5,233

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2025 Portfolio II
OPERATIONS:
Net investment income	$2,192,386	$3,394,844
Net realized gain on investments, affiliated	4,718,071	2,019,088
Net realized gain on investments, unaffiliated	8,655,918	–
Capital gain distributions received, affiliated	–	855,237
Change in net unrealized appreciation on investments	527,405	18,695,577

Net increase in net assets resulting from operations	16,093,780	24,964,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(251,565)	(499,319)
Class T1	(1,600,097)	(2,902,791)
Class L	(11,401)	N/A

From net investment income	(1,863,063)	(3,402,110)

From net realized gains
Class T	–	(279,472)
Class T1	–	(1,632,785)

From net realized gains	–	(1,912,257)

Total Distributions	(1,863,063)	(5,314,367)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	14,612,858	23,035,671
Class T1	164,300,789	257,390,755
Class L	1,978,215	N/A
Shares issued in reinvestment of distributions
Class T	251,565	778,791
Class T1	1,600,097	4,535,576
Class L	11,401	N/A
Shares redeemed
Class T	(4,851,847)	(6,579,652)
Class T1	(53,067,174)	(60,984,083)
Class L	(109,915)	N/A
Net increase in net assets resulting from capital share transactions	124,725,989	218,177,058

Total Increase in Net Assets	138,956,706	237,827,437

NET ASSETS:
Beginning of period	284,030,442	46,203,005

End of period (a)	$422,987,148	$284,030,442

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,037,813	1,807,576
Class T1	11,653,440	20,141,485
Class L	199,074	N/A
Shares issued in reinvestment of distributions
Class T	18,111	59,114
Class T1	115,447	339,872
Class L	1,180	N/A
Shares redeemed
Class T	(346,308)	(519,352)
Class T1	(3,774,554)	(4,779,214)
Class L	(10,996)	N/A

Net Increase	8,893,207	17,049,481

(a) Including undistributed net investment income:	$340,899	$11,576

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2025 Portfolio III
OPERATIONS:
Net investment income	$25,167	$48,978
Net realized gain on investments, affiliated	202,162	104,498
Net realized gain on investments, unaffiliated	194,542	–
Capital gain distributions received, affiliated	–	14,246
Change in net unrealized appreciation (depreciation) on investments	(131,473)	269,627

Net increase in net assets resulting from operations	290,398	437,349

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(4,514)	(8,253)
Class T1	(16,857)	(41,044)

From net investment income	(21,371)	(49,297)

From net realized gains
Class T	–	(17,502)
Class T1	–	(91,811)

From net realized gains	–	(109,313)

Total Distributions	(21,371)	(158,610)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	523,745	823,334
Class T1	2,556,673	4,524,607
Shares issued in reinvestment of distributions
Class T	4,514	25,755
Class T1	16,857	132,855
Shares redeemed
Class T	(175,069)	(115,811)
Class T1	(2,186,132)	(1,983,171)

Net increase in net assets resulting from capital share transactions	740,588	3,407,569

Total Increase in Net Assets	1,009,615	3,686,308

NET ASSETS:
Beginning of period	5,867,658	2,181,350

End of period (a)	$6,877,273	$5,867,658

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	36,517	61,273
Class T1	175,485	337,880
Shares issued in reinvestment of distributions
Class T	320	1,893
Class T1	1,195	9,765
Shares redeemed
Class T	(12,124)	(8,894)
Class T1	(152,182)	(153,470)

Net Increase	49,211	248,447

(a)Including undistributed net investment income:	$3,974	$178

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2035 Portfolio I

OPERATIONS:
Net investment income	$457,669	$815,603
Net realized gain on investments, affiliated	1,324,959	596,975
Net realized gain on investments, unaffiliated	2,349,424	–
Capital gain distributions received, affiliated	–	206,827
Change in net unrealized appreciation (depreciation) on investments	(201,948)	5,301,592

Net increase in net assets resulting from operations	3,930,104	6,920,997

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(136,547)	(322,712)
Class T1	(279,722)	(493,383)

From net investment income	(416,269)	(816,095)

From net realized gains
Class T	–	(191,624)
Class T1	–	(312,651)

From net realized gains	–	(504,275)

Total Distributions	(416,269)	(1,320,370)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,613,407	25,376,443
Class T1	28,971,296	43,366,083
Shares issued in reinvestment of distributions
Class T	136,547	514,336
Class T1	279,722	806,034
Shares redeemed
Class T	(2,778,200)	(3,282,133)
Class T1	(7,610,792)	(11,274,358)

Net increase in net assets resulting from capital share transactions	23,611,980	55,506,405

Total Increase in Net Assets	27,125,815	61,107,032

NET ASSETS:
Beginning of period	70,771,529	9,664,497

End of period (a)	$97,897,344	$70,771,529

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	321,805	1,988,861
Class T1	2,019,290	3,365,898
Shares issued in reinvestment of distributions
Class T	9,719	37,511
Class T1	19,881	59,620
Shares redeemed
Class T	(194,705)	(255,996)
Class T1	(530,369)	(872,178)

Net Increase	1,645,621	4,323,716

(a) Including undistributed net investment income:	$44,747	$3,347

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2035 Portfolio II
OPERATIONS:
Net investment income	$861,360	$1,829,146
Net realized gain on investments, affiliated	3,730,235	1,638,526
Net realized gain on investments, unaffiliated	6,901,390	–
Capital gain distributions received, affiliated	–	503,162
Change in net unrealized appreciation on investments	163,423	15,368,070

Net increase in net assets resulting from operations	11,656,408	19,338,904

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(88,617)	(216,162)
Class T1	(685,669)	(1,612,611)
Class L	(3,824)	N/A

From net investment income	(778,110)	(1,828,773)

From net realized gains
Class T	–	(165,301)
Class T1	–	(1,266,114)

From net realized gains	–	(1,431,415)

Total Distributions	(778,110)	(3,260,188)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,968,735	14,689,361
Class T1	118,534,167	169,550,993
Class L	796,894	N/A
Shares issued in reinvestment of distributions
Class T	88,617	381,463
Class T1	685,669	2,878,725
Class L	3,824	N/A
Shares redeemed
Class T	(2,755,486)	(3,240,115)
Class T1	(38,875,816)	(37,997,615)
Class L	(22,042)	N/A

Net increase in net assets resulting from capital share transactions	87,424,562	146,262,812

Total Increase in Net Assets	98,302,860	162,341,528

NET ASSETS:
Beginning of period	191,560,917	29,219,389

End of period (a)	$289,863,777	$191,560,917

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	608,574	1,116,495
Class T1	8,032,210	12,899,095
Class L	78,928	N/A
Shares issued in reinvestment of distributions
Class T	6,128	27,392
Class T1	47,484	205,668
Class L	400	N/A
Shares redeemed
Class T	(187,704)	(247,255)
Class T1	(2,635,944)	(2,879,662)
Class L	(2,193)	N/A

Net Increase	5,947,883	11,121,733

(a) Including undistributed net investment income:	$89,565	$6,316

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2035 Portfolio III
OPERATIONS:
Net investment income	$9,165	$26,521
Net realized gain on investments, affiliated	99,640	75,104
Net realized gain on investments, unaffiliated	129,207	–
Capital gain distributions received, affiliated	–	7,565
Change in net unrealized appreciation (depreciation) on investments	(58,343)	240,961

Net increase in net assets resulting from operations	179,669	350,151

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,031)	(447)
Class T1	(7,131)	(4,652)

From net investment income	(8,162)	(5,099)

From net realized gains
Class T	–	(6,754)
Class T1	–	(70,048)

From net realized gains	–	(76,802)

Total Distributions	(8,162)	(81,901)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	173,350	299,519
Class T1	1,338,505	2,759,596
Shares issued in reinvestment of distributions
Class T	1,031	7,201
Class T1	7,131	74,700
Shares redeemed
Class T	(19,216)	(80,941)
Class T1	(828,303)	(1,157,194)

Net increase in net assets resulting from capital share transactions	672,498	1,902,881

Total Increase in Net Assets	844,005	2,171,131

NET ASSETS:
Beginning of period	3,402,870	1,231,739

End of period (a)	$4,246,875	$3,402,870

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	11,910	23,371
Class T1	89,151	205,576
Shares issued in reinvestment of distributions
Class T	71	514
Class T1	490	5,323
Shares redeemed
Class T	(1,262)	(5,973)
Class T1	(56,306)	(88,087)

Net Increase	44,054	140,724

(a) Including undistributed net investment income:	$22,559	$21,556

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2045 Portfolio I
OPERATIONS:
Net investment income	$158,130	$319,307
Net realized gain on investments, affiliated	613,259	251,696
Net realized gain on investments, unaffiliated	1,111,231	–
Capital gain distributions received, affiliated	–	80,105
Change in net unrealized appreciation (depreciation) on investments	(62,490)	2,586,719

Net increase in net assets resulting from operations	1,820,130	3,237,827

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(52,793)	(139,845)
Class T1	(95,539)	(179,639)

From net investment income	(148,332)	(319,484)

From net realized gains
Class T	–	(87,515)
Class T1	–	(119,289)

From net realized gains	–	(206,804)

Total Distributions	(148,332)	(526,288)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,339,085	11,701,760
Class T1	13,787,747	16,859,060
Shares issued in reinvestment of distributions
Class T	52,793	227,360
Class T1	95,539	298,928
Shares redeemed
Class T	(1,228,966)	(1,972,654)
Class T1	(2,838,215)	(3,490,248)

Net increase in net assets resulting from capital share transactions	12,207,983	23,624,206

Total Increase in Net Assets	13,879,781	26,335,745

NET ASSETS:
Beginning of period	30,821,560	4,485,815

End of period (a)	$44,701,341	$30,821,560

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	158,963	908,090
Class T1	942,076	1,286,931
Shares issued in reinvestment of distributions
Class T	3,679	16,245
Class T1	6,653	21,573
Shares redeemed
Class T	(83,980)	(148,928)
Class T1	(193,154)	(265,967)

Net Increase	834,237	1,817,944

(a) Including undistributed net investment income:	$11,052	$1,255

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2045 Portfolio II
OPERATIONS:
Net investment income	$282,239	$694,055
Net realized gain on investments, affiliated	1,505,841	526,988
Net realized gain on investments, unaffiliated	2,852,096	–
Capital gain distributions received, affiliated	–	182,848
Change in net unrealized appreciation on investments	162,350	6,570,104

Net increase in net assets resulting from operations	4,802,526	7,973,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(49,651)	(155,989)
Class T1	(210,867)	(537,901)
Class L	(289)	N/A

From net investment income	(260,807)	(693,890)

From net realized gains
Class T	–	(108,904)
Class T1	–	(377,034)

From net realized gains	–	(485,938)

Total Distributions	(260,807)	(1,179,828)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,170,450	9,419,376
Class T1	52,691,940	58,519,394
Class L	100,535	N/A
Shares issued in reinvestment of distributions
Class T	49,651	264,893
Class T1	210,867	914,935
Class L	289	N/A
Shares redeemed
Class T	(1,219,196)	(2,073,519)
Class T1	(12,657,646)	(11,288,939)
Class L	(24,884)	N/A

Net increase in net assets resulting from capital share transactions	43,322,006	55,756,140

Total Increase in Net Assets	47,863,725	62,550,307

NET ASSETS:
Beginning of period	76,059,968	13,509,661

End of period (a)	$123,923,693	$76,059,968

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	278,908	718,605
Class T1	3,523,841	4,414,356
Class L	10,057	N/A
Shares issued in reinvestment of distributions
Class T	3,391	18,804
Class T1	14,433	64,528
Class L	30	N/A
Shares redeemed
Class T	(81,500)	(156,739)
Class T1	(846,521)	(853,315)
Class L	(2,458)	N/A

Net Increase	2,900,181	4,206,239

(a) Including undistributed net investment income:	$23,859	$2,427

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2045 Portfolio III
OPERATIONS:
Net investment income	$3,191	$9,093
Net realized gain on investments, affiliated	33,967	17,515
Net realized gain on investments, unaffiliated	46,121	–
Capital gain distributions received, affiliated	–	2,466
Change in net unrealized appreciation (depreciation) on investments	(21,749)	87,089

Net increase in net assets resulting from operations	61,530	116,163

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(648)	(321)
Class T1	(2,269)	(784)

From net investment income	(2,917)	(1,105)

From net realized gains
Class T	–	(5,065)
Class T1	–	(15,270)

From net realized gains	–	(20,335)

Total Distributions	(2,917)	(21,440)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	74,522	224,826
Class T1	644,310	816,476
Shares issued in reinvestment of distributions
Class T	648	5,386
Class T1	2,269	16,054
Shares redeemed
Class T	(28,440)	(17,344)
Class T1	(242,606)	(228,026)

Net increase in net assets resulting from capital share transactions	450,703	817,372

Total Increase in Net Assets	509,316	912,095

NET ASSETS:
Beginning of period	1,167,072	254,977

End of period (a)	$1,676,388	$1,167,072

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	4,963	17,495
Class T1	42,276	60,763
Shares issued in reinvestment of distributions
Class T	44	384
Class T1	155	1,131
Shares redeemed
Class T	(1,894)	(1,286)
Class T1	(16,140)	(17,859)

Net Increase	29,404	60,628

(a) Including undistributed net investment income:	$8,299	$8,015

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2055 Portfolio I
OPERATIONS:
Net investment income	$41,709	$96,981
Net realized gain on investments, affiliated	246,885	131,201
Net realized gain on investments, unaffiliated	367,503	–
Capital gain distributions received, affiliated	–	22,678
Change in net unrealized appreciation (depreciation) on investments	(118,462)	806,327

Net increase in net assets resulting from operations	537,635	1,057,187

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(18,146)	(51,645)
Class T1	(21,082)	(45,541)

From net investment income	(39,228)	(97,186)

From net realized gains
Class T	–	(58,906)
Class T1	–	(55,098)

From net realized gains	–	(114,004)

Total Distributions	(39,228)	(211,190)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,150,413	4,893,598
Class T1	4,018,489	3,896,200
Shares issued in reinvestment of distributions
Class T	18,146	110,551
Class T1	21,082	100,639
Shares redeemed
Class T	(685,076)	(1,458,070)
Class T1	(1,447,386)	(993,614)

Net increase in net assets resulting from capital share transactions	3,075,668	6,549,304

Total Increase in Net Assets	3,574,075	7,395,301

NET ASSETS:
Beginning of period	9,269,788	1,874,487

End of period (a)	$12,843,863	$9,269,788

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	78,662	379,516
Class T1	274,861	295,990
Shares issued in reinvestment of distributions
Class T	1,266	7,889
Class T1	1,470	7,249
Shares redeemed
Class T	(46,868)	(109,265)
Class T1	(98,372)	(74,986)

Net Increase	211,019	506,393

(a) Including undistributed net investment income:	$2,890	$410

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2055 Portfolio II
OPERATIONS:
Net investment income	$55,547	$149,054
Net realized gain on investments, affiliated	371,236	142,973
Net realized gain on investments, unaffiliated	608,063	–
Capital gain distributions received, affiliated	–	36,219
Change in net unrealized appreciation on investments	46,472	1,331,199

Net increase in net assets resulting from operations	1,081,318	1,659,445

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(7,752)	(24,482)
Class T1	(43,707)	(124,256)
Class L	(46)	N/A

From net investment income	(51,505)	(148,738)

From net realized gains
Class T	–	(17,917)
Class T1	–	(96,271)

From net realized gains	–	(114,188)

Total Distributions	(51,505)	(262,926)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,362,404	2,453,347
Class T1	12,682,696	13,647,596
Class L	23,656	N/A
Shares issued in reinvestment of distributions
Class T	7,752	42,399
Class T1	43,707	220,527
Class L	46	N/A
Shares redeemed
Class T	(609,632)	(347,485)
Class T1	(3,059,614)	(2,719,465)
Class L	(60)	N/A

Net increase in net assets resulting from capital share transactions	10,450,955	13,296,919

Total Increase in Net Assets	11,480,768	14,693,438

NET ASSETS:
Beginning of period	16,179,769	1,486,331

End of period (a)	$27,660,537	$16,179,769

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	91,094	184,554
Class T1	849,532	1,027,333
Class L	2,418	N/A
Shares issued in reinvestment of distribution
Class T	529	2,956
Class T1	2,987	15,484
Class L	5	N/A
Shares redeemed
Class T	(40,461)	(25,938)
Class T1	(203,459)	(203,071)
Class L	(6)	N/A

Net Increase	702,639	1,001,318

(a) Including undistributed net investment income:	$4,615	$575

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Lifetime 2055 Portfolio III
OPERATIONS:
Net investment income	$885	$1,505
Net realized gain (loss) from investments, affiliated	6,300	(18,127)
Net realized gain on investments, unaffiliated	5,709	–
Capital gain distributions received, affiliated	–	345
Change in net unrealized appreciation (depreciation) on investments	(3,436)	4,137

Net increase (decrease) in net assets resulting from operations	9,458	(12,140)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(165)	(502)
Class T1	(651)	(1,004)

From net investment income	(816)	(1,506)

From net realized gains
Class T	–	(1,502)
Class T1	–	(2,789)

From net realized gains	–	(4,291)

Total Distributions	(816)	(5,797)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	118,508	301,487
Class T1	291,092	74,333
Shares issued in reinvestment of distributions
Class T	165	2,004
Class T1	651	3,793
Shares redeemed
Class T	(88,383)	(240,991)
Class T1	(16,686)	(6,757)

Net increase in net assets resulting from capital share transactions	305,347	133,869

Total Increase in Net Assets	313,989	115,932

NET ASSETS:
Beginning of period	174,408	58,476

End of period (a)	$488,397	$174,408

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	8,094	21,839
Class T1	19,442	5,530
Shares issued in reinvestment of distributions
Class T	11	143
Class T1	45	269
Shares redeemed
Class T	(6,130)	(19,591)
Class T1	(1,147)	(520)

Net Increase	20,315	7,670

(a) Including undistributed net investment income:	$77	$6

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010		2009	(a)
Maxim Lifetime 2015 Portfolio I - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$12.44		$11.64		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.27		0.21
Capital gain distributions received	–		0.04		0.01
Net realized and unrealized gain	0.42		0.91		1.61

Total Income From Investment Operations	0.55		1.22		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.32)		(0.19)
From net realized gains	–		(0.10)		0.00

Total Distributions	(0.10)		(0.42)		(0.19)

NET ASSET VALUE, END OF PERIOD	$12.89		$12.44		$11.64

TOTAL RETURN(b)	4.40%	(c)	10.68%		18.37%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$28,218		$25,585		$3,625
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%		0.12%	(e)
Ratio of net investment income (loss) to average net assets	2.01%	(e)	3.08%		7.65%	(e)
Portfolio turnover rate(f)	38%	(c)	48%		18%	(c)

Maxim Lifetime 2015 Portfolio I - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.50		$11.64		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.27		0.19
Capital gain distributions	–		0.04		0.01
Net realized and unrealized gain	0.43		0.91		1.63

Total Income From Investment Operations	0.54		1.22		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.26)		(0.19)
From net realized gains	–		(0.10)		0.00

Total Distributions	(0.09)		(0.36)		(0.19)

NET ASSET VALUE, END OF PERIOD	$12.95		$12.50		$11.64

TOTAL RETURN(b)	4.26%	(c)	10.63%	(g)	18.37%	(c) (g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$76,149		$58,747		$10,546
Ratio of expenses to average net assets(d)	0.22%	(e)
Before waiver	N/A		0.22%		0.22%	(e)
After waiver	N/A		0.22%	(h)	0.21%	(e) (h)
Ratio of net investment income (loss) to average net assets	1.94%	(e)
Before waiver	N/A		3.01%		8.02%	(e)
After waiver	N/A		3.01%	(h)	8.03%	(e) (h)
Portfolio turnover rate(f)	38%	(c)	48%		18%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Period Ended June 30, 2011
	(Unaudited)	(a)
Maxim Lifetime 2015 Portfolio II - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06
Net realized and unrealized gain	0.02

Total Income From Investment Operations	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.09)
From net realized gains	–

Total Distributions	(0.09)

NET ASSET VALUE, END OF PERIOD	$9.99

TOTAL RETURN(c)	0.69%	(b) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$754
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.36%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	4.17%	(f)
After waiver	4.18%	(f) (g)
Portfolio turnover rate(h)	37%	(b)

(a)	Class L commenced operations on April 7, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010		2009	(a)
Maxim Lifetime 2015 Portfolio II - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$12.88		$11.86		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.25		0.18
Capital gain distributions received	–		0.04		0.01
Net realized and unrealized gain	0.49		1.07		1.85

Total Income From Investment Operations	0.60		1.36		2.04

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.25)		(0.18)
From net realized gains	–		(0.09)		0.00

Total Distributions	(0.08)		(0.34)		(0.18)

NET ASSET VALUE, END OF PERIOD	$13.40		$12.88		$11.86

TOTAL RETURN(b)	4.70%	(c)	11.59%		20.48%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$32,603		$25,210		$3,353
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%		0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.79%	(e)	2.84%		7.61%	(e)
Portfolio turnover rate(f)	37%	(c)	37%		104%	(c)

Maxim Lifetime 2015 Portfolio II - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$12.88		$11.86		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.23		0.19
Capital gain distributions	–		0.04		0.01
Net realized and unrealized gain	0.49		1.08		1.84

Total Income From Investment Operations	0.59		1.35		2.04

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.24)		(0.18)
From net realized gains	–		(0.09)		0.00

Total Distributions	(0.08)		(0.33)		(0.18)

NET ASSET VALUE, END OF PERIOD	$13.39		$12.88		$11.86

TOTAL RETURN(b)	4.58%	(c)	11.50%	(g)	20.53%	(c) (g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$278,396		$199,406		$19,018
Ratio of expenses to average net assets(d)	0.22%	(e)
Before waiver	N/A		0.22%		0.22%	(e)
After waiver	N/A		0.22%	(h)	0.22%	(e) (h)
Ratio of net investment income (loss) to average net assets	1.72%	(e)
Before waiver	N/A		2.82%		7.17%	(e)
After waiver	N/A		2.82%	(h)	7.17%	(e) (h)
Portfolio turnover rate(f)	37%	(c)	37%		104%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010	2009	(a)
Maxim Lifetime 2015 Portfolio III - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$13.24		$12.13	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.19	0.20
Capital gain distributions received	–		0.04	0.01
Net realized and unrealized gain	0.56		1.27	2.09

Total Income From Investment Operations	0.64		1.50	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.18)	(0.17)
From net realized gains	–		(0.21)	0.00

Total Distributions	(0.07)		(0.39)	(0.17)

NET ASSET VALUE, END OF PERIOD	$13.81		$13.24	$12.13

TOTAL RETURN(b)	4.87%	(c)	12.55%	23.07%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$297		$204	$20
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.53%	(e)	2.39%	3.14%	(e)
Portfolio turnover rate(f)	49%	(c)	64%	65%	(c)

Maxim Lifetime 2015 Portfolio III - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$13.19		$12.13	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.21	0.17
Capital gain distributions	–		0.04	0.01
Net realized and unrealized gain	0.56		1.23	2.12

Total Income From Investment Operations	0.65		1.48	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.21)	(0.17)
From net realized gains	–		(0.21)	0.00

Total Distributions	(0.07)		(0.42)	(0.17)

NET ASSET VALUE, END OF PERIOD	$13.77		$13.19	$12.13

TOTAL RETURN(b) (g)	4.85%	(c)	12.38%	23.07%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$5,406		$4,499	$1,535
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver(h)	0.22%	(e)	0.22%	0.21%	(e)
Ratio of net investment income (loss) to average net assets
Before waiver	1.43%	(e)	2.56%	5.57%	(e)
After waiver(h)	1.43%	(e)	2.56%	5.58%	(e)
Portfolio turnover rate(f)	49%	(c)	64%	65%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010	2009	(a)
Maxim Lifetime 2025 Portfolio I - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$13.11		$12.03	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.24	0.19
Capital gain distributions received	–		0.04	0.01
Net realized and unrealized gain	0.50		1.18	2.00

Total Income From Investment Operations	0.61		1.46	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.28)	(0.17)
From net realized gains	–		(0.10)	0.00

Total Distributions	(0.09)		(0.38)	(0.17)

NET ASSET VALUE, END OF PERIOD	$13.63		$13.11	$12.03

TOTAL RETURN(b)	4.66%	(c)	12.26%	22.15%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$43,734		$40,346	$5,517
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.63%	(e)	2.78%	5.49%	(e)
Portfolio turnover rate(f)	38%	(c)	42%	24%	(c)

Maxim Lifetime 2025 Portfolio I - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$13.13		$12.03	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.24	0.17
Capital gain distributions	–		0.04	0.01
Net realized and unrealized gain	0.52		1.15	2.02

Total Income From Investment Operations	0.61		1.43	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.23)	(0.17)
From net realized gains	–		(0.10)	0.00

Total Distributions	(0.08)		(0.33)	(0.17)

NET ASSET VALUE, END OF PERIOD	$13.66		$13.13	$12.03

TOTAL RETURN(b)	4.62%	(c)	12.03%	22.15%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$86,683		$64,989	$10,814
Ratio of expenses to average net assets(d)	0.22%	(e)
Before waiver	N/A		0.22%	0.22%	(e)
After waiver(g)	N/A		0.22%	0.22%	(e)
Ratio of net investment income (loss) to average net assets	1.58%	(e)
Before waiver	N/A		2.77%	6.37%	(e)
After waiver	N/A		2.77%	6.37%	(e)
Portfolio turnover rate(f)	38%	(c)	42%	24%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Period Ended June 30, 2011
	(Unaudited)	(a)
Maxim Lifetime 2025 Portfolio II - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized loss	(0.02)

Total Income From Investment Operations	0.02

LESS DISTRIBUTIONS:
From net investment income	(0.07)
From net realized gains	–

Total Distributions	(0.07)

NET ASSET VALUE, END OF PERIOD	$9.95

TOTAL RETURN(c)	0.26%	(b) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,883
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.36%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	3.34%	(f)
After waiver	3.34%	(f) (g)
Portfolio turnover rate(h)	36%	(b)

(a)	Class L commenced operations on April 7, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010	2009	(a)
Maxim Lifetime 2025 Portfolio II - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$13.68		$12.35	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.21	0.16
Capital gain distributions received	–		0.04	0.01
Net realized and unrealized gain	0.61		1.36	2.33

Total Income From Investment Operations	0.69		1.61	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.19)	(0.15)
From net realized gains	–		(0.09)	0.00

Total Distributions	(0.07)		(0.28)	(0.15)

NET ASSET VALUE, END OF PERIOD	$14.30		$13.68	$12.35

TOTAL RETURN(b)	5.05%	(c)	13.23%	25.14%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$52,711		$40,717	$20,100
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.27%	(e)	2.06%	12.62%	(e)
Portfolio turnover rate(f)	36%	(c)	33%	14%	(c)

Maxim Lifetime 2025 Portfolio II - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$13.66		$12.34	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.20	0.15
Capital gain distributions	–		0.04	0.01
Net realized and unrealized gain	0.60		1.37	2.33

Total Income From Investment Operations	0.67		1.61	2.49

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.15)
From net realized gains	–		(0.09)	0.00

Total Distributions	(0.06)		(0.29)	(0.15)

NET ASSET VALUE, END OF PERIOD	$14.27		$13.66	$12.34

TOTAL RETURN(b)	4.95%	(c)	13.26%	25.04%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$368,393		$243,313	$26,103
Ratio of expenses to average net assets(d)	0.22%	(e)
Before waiver	N/A		0.22%	0.22%	(e)
After waiver(g)	N/A		0.22%	0.22%	(e)
Ratio of net investment income (loss) to average net assets	1.22%	(c)
Before waiver	N/A		2.37%	6.02%	(e)
After waiver	N/A		2.37%	6.02%	(e)
Portfolio turnover rate(f)	36%	(c)	33%	14%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010	2009	(a)
Maxim Lifetime 2025 Portfolio III - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$13.94		$12.61	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.16	0.15
Capital gain distributions received	–		0.04	0.01
Net realized and unrealized gain	0.67		1.58	2.59

Total Income From Investment Operations	0.73		1.78	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.15)	(0.14)
From net realized gains	–		(0.30)	0.00

Total Distributions	(0.05)		(0.45)	(0.14)

NET ASSET VALUE, END OF PERIOD	$14.62		$13.94	$12.61

TOTAL RETURN(b)	5.24%	(c)	14.32%	27.63%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,347		$939	$166
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.94%	(e)	2.15%	5.71%	(e)
Portfolio turnover rate(f)	78%	(c)	84%	108%	(c)

Maxim Lifetime 2025 Portfolio III - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$13.92		$12.61	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.15	0.14
Capital gain distributions	–		0.03	0.01
Net realized and unrealized gain	0.68		1.58	2.60

Total Income From Investment Operations	0.73		1.76	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.15)	(0.14)
From net realized gains	–		(0.30)	0.00

Total Distributions	(0.04)		(0.45)	(0.14)

NET ASSET VALUE, END OF PERIOD	$14.61		$13.92	$12.61

TOTAL RETURN(b)	5.28%	(c)	14.14%	27.63%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$5,530		$4,928	$2,016
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver(g)	0.22%	(e)	0.22%	0.21%	(e)
Ratio of net investment income (loss) to average net assets
Before waiver	0.81%	(e)	1.76%	4.85%	(e)
After waiver	0.81%	(e)	1.76%	4.86%	(e)
Portfolio turnover rate(f)	78%	(c)	84%	108%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010		2009	(a)
Maxim Lifetime 2035 Portfolio I - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$13.87		$12.49		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.19		0.17
Capital gain distributions received	–		0.04		0.01
Net realized and unrealized gain	0.63		1.48		2.46

Total Income From Investment Operations	0.71		1.71		2.64

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.23)		(0.15)
From net realized gains	–		(0.10)		0.00

Total Distributions	(0.07)		(0.33)		(0.15)

NET ASSET VALUE, END OF PERIOD	$14.51		$13.87		$12.49

TOTAL RETURN(b)	5.03%	(c)	13.80%		26.50%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$30,358		$27,133		$2,319
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%		0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.08%	(e)	2.46%		6.44%	(e)
Portfolio turnover rate(f)	39%	(c)	44%		9%	(c)

Maxim Lifetime 2035 Portfolio I - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$13.89		$12.48		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.19		0.15
Capital gain distributions	–		0.04		0.01
Net realized and unrealized gain	0.63		1.46		2.47

Total Income From Investment Operations	0.69		1.69		2.63

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.18)		(0.15)
From net realized gains	–		(0.10)		0.00

Total Distributions	(0.06)		(0.28)		(0.15)

NET ASSET VALUE, END OF PERIOD	$14.52		$13.89		$12.48

TOTAL RETURN(b)	4.99%	(c)	13.69%	(g)	26.40%	(c) (g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$67,540		$43,639		$7,346
Ratio of expenses to average net assets(d)	0.22%	(e)
Before waiver	N/A		0.22%		0.22%	(e)
After waiver	N/A		0.22%	(h)	0.22%	(e) (h)
Ratio of net investment income (loss) to average net assets	1.05%	(e)
Before waiver	N/A		2.17%		5.77%	(e)
After waiver	N/A		2.17%	(h)	5.77%	(e) (h)
Portfolio turnover rate(f)	39%	(c)	44%		9%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim Lifetime 2035 Portfolio II - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02
Net realized and unrealized loss	(0.05)

Total Loss Form Investment Operations	(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.05)
From net realized gains	–

Total Distributions	(0.05)

NET ASSET VALUE, END OF PERIOD	$9.92

TOTAL RETURN(c)	(0.28%)	(b) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$765
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.36%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	1.64%	(f)
After waiver	1.64%	(f) (g)
Portfolio turnover rate(h)	41%	(b)

(a)	Class L commenced operations on April 7, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010		2009	(a)
Maxim Lifetime 2035 Portfolio II - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.29		$12.72		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.17		0.10
Capital gain distributions received	–		0.04		0.01
Net realized and unrealized gain	0.72		1.62		2.71

Total Income From Investment Operations	0.77		1.83		2.82

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.16)		(0.10)
From net realized gains	–		(0.10)		0.00

Total Distributions	(0.05)		(0.26)		(0.10)

NET ASSET VALUE, END OF PERIOD	$15.01		$14.29		$12.72

TOTAL RETURN(b)	5.30%	(c)	14.60%		28.19%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$29,333		$21,833		$8,028
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%		0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.76%	(e)	1.72%		11.71%	(e)
Portfolio turnover rate(f)	41%	(c)	36%		13%	(c)

Maxim Lifetime 2035 Portfolio II - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.27		$12.72		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.16		0.10
Capital gain distributions	–		0.04		0.01
Net realized and unrealized gain	0.71		1.62		2.71

Total Income From Investment Operations	0.75		1.82		2.82

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.16)		(0.10)
From net realized gains	–		(0.11)		0.00

Total Distributions	(0.04)		(0.27)		(0.10)

NET ASSET VALUE, END OF PERIOD	$14.98		$14.27		$12.72

TOTAL RETURN(b)	5.27%	(c)	14.41%	(g)	28.19%	(c) (g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$259,766		$169,728		$21,191
Ratio of expenses to average net assets(d)	0.22%	(e)
Before waiver	N/A		0.22%		0.22%	(e)
After waiver	N/A		0.22%	(h)	0.22%	(e) (h)
Ratio of net investment income (loss) to average net assets	0.69%	(e)
Before waiver	N/A		1.86%		5.20%	(e)
After waiver	N/A		1.86%	(h)	5.20%	(e) (h)
Portfolio turnover rate(f)	41%	(c)	36%		13%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim Lifetime 2035 Portfolio III - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.39		$12.84	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.00	(b)	0.14	0.14
Capital gain distributions received	–		0.04	0.01
Net realized and unrealized gain	0.79		1.75	2.82

Total Income From Investment Operations	0.79		1.93	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.04)	(0.13)
From net realized gains	–		(0.34)	0.00

Total Distributions	(0.03)		(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.15		$14.39	$12.84

TOTAL RETURN(c)	5.45%	(d)	15.14%	29.81%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$469		$291	$30
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	0.12%	(f)
Ratio of net investment income (loss) to average net assets	0.56%	(f)	1.67%	2.43%	(f)
Portfolio turnover rate(g)	59%	(d)	81%	27%	(d)

Maxim Lifetime 2035 Portfolio III - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.38		$12.84	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.12	0.13
Capital gain distributions	–		0.03	0.01
Net realized and unrealized gain	0.76		1.76	2.83

Total Income From Investment Operations	0.78		1.91	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.03)	(0.13)
From net realized gains	–		(0.34)	0.00

Total Distributions	(0.03)		(0.37)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.13		$14.38	$12.84

TOTAL RETURN(c) (h)	5.36%	(d)	15.05%	29.81%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,778		$3,111	$1,202
Ratio of expenses to average net assets(e)
Before waiver	0.22%	(f)	0.22%	0.22%	(f)
After waiver(i)	0.22%	(f)	0.22%	0.21%	(f)
Ratio of net investment income (loss) to average net assets
Before waiver	0.51%	(f)	1.42%	5.78%	(f)
After waiver(i)	0.51%	(f)	1.42%	5.78%	(f)
Portfolio turnover rate(g)	59%	(d)	81%	27%	(d)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	The distribution from net investment income was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.
(h)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(i)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim Lifetime 2045 Portfolio I - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.18		$12.67	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.19	0.14
Capital gain distributions received	–		0.04	0.01
Net realized and unrealized gain	0.67		1.58	2.66

Total Income From Investment Operations	0.73		1.81	2.81

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)	(0.14)
From net realized gains	–		(0.10)	0.00

Total Distributions	(0.05)		(0.30)	(0.14)

NET ASSET VALUE, END OF PERIOD	$14.86		$14.18	$12.67

TOTAL RETURN(b)	5.18%	(c)	14.37%	28.18%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$14,902		$13,104	$1,881
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.83%	(e)	2.15%	8.89%	(e)
Portfolio turnover rate(f)	40%	(c)	41%	25%	(c)

Maxim Lifetime 2045 Portfolio I - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.19		$12.66	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.17	0.15
Capital gain distributions	–		0.04	0.01
Net realized and unrealized gain	0.68		1.59	2.64

Total Income From Investment Operations	0.73		1.80	2.80

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.17)	(0.14)
From net realized gains	–		(0.10)	0.00

Total Distributions	(0.05)		(0.27)	(0.14)

NET ASSET VALUE, END OF PERIOD	$14.87		$14.19	$12.66

TOTAL RETURN(b) (g)	5.14%	(c)	14.28%	28.07%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$29,800		$17,717	$2,605
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver(h)	0.22%	(e)	0.22%	0.21%	(e)
Ratio of net investment income (loss) to average net assets
Before waiver	0.79%	(e)	1.94%	5.51%	(e)
After waiver(h)	0.79%	(e)	1.94%	5.51%	(e)
Portfolio turnover rate(f)	40%	(c)	41%	25%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Period Ended June 30, 2011
	(Unaudited)	(a)
Maxim Lifetime 2045 Portfolio II - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02
Net realized and unrealized loss	(0.06)

Total Loss Form Investment Operations	(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.04)
From net realized gains	–

Total Distributions	(0.04)

NET ASSET VALUE, END OF PERIOD	$9.92

TOTAL RETURN(c)	(0.38%)	(b) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$76
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.31%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.92%	(f)
After waiver	0.97%	(f) (g)
Portfolio turnover rate(h)	40%	(b)

(a)	Class L commenced operations on April 7, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010		2009	(a)
Maxim Lifetime 2045 Portfolio II - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.48		$12.82		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.16		0.13
Capital gain distributions received	–		0.03		0.01
Net realized and unrealized gain	0.73		1.72		2.81

Total Income From Investment Operations	0.77		1.91		2.95

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.15)		(0.13)
From net realized gains	–		(0.10)		0.00

Total Distributions	(0.04)		(0.25)		(0.13)

NET ASSET VALUE, END OF PERIOD	$15.21		$14.48		$12.82

TOTAL RETURN(b)	5.31%	(c)	15.00%		29.61%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$20,475		$16,577		$7,238
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%		0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.59%	(e)	1.51%		14.17%	(e)
Portfolio turnover rate(f)	40%	(c)	35%		22%	(c)

Maxim Lifetime 2045 Portfolio II - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.45		$12.81		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.15		0.13
Capital gain distributions	–		0.03		0.01
Net realized and unrealized gain	0.74		1.71		2.80

Total Income From Investment Operations	0.77		1.89		2.94

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.15)		(0.13)
From net realized gains	–		(0.10)		0.00

Total Distributions	(0.03)		(0.25)		(0.13)

NET ASSET VALUE, END OF PERIOD	$15.19		$14.45		$12.81

TOTAL RETURN(b)	5.29%	(c)	14.83%		29.51%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$103,373		$59,483		$6,272
Ratio of expenses to average net assets(d)	0.22%	(e)
Before waiver	N/A		0.22%		0.22%	(e)
After waiver	N/A		0.22%	(g)	0.21%	(e) (g)
Ratio of net investment income (loss) to average net assets	0.54%	(e)
Before waiver	N/A		1.81%		6.14%	(e)
After waiver	N/A		1.81%	(g)	6.14%	(e) (g)
Portfolio turnover rate(f)	40%	(c)	35%		22%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Year ended December 31,
	Period Ended June 30, 2011
	(Unaudited)		2010	2009	(a)
Maxim Lifetime 2045 Portfolio III - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.53		$12.89	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.15	0.13
Capital gain distributions received	–		0.03	0.01
Net realized and unrealized gain	0.76		1.76	2.88

Total Income From Investment Operations	0.78		1.94	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.03)	(0.13)
From net realized gains	–		(0.27)	0.00

Total Distributions	(0.03)		(0.30)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.28		$14.53	$12.89

TOTAL RETURN(b)	5.38%	(c)	15.22%	30.28%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$332		$270	$26
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.48%	(e)	1.56%	2.38%	(e)
Portfolio turnover rate(f)	58%	(c)	69%	15%	(c)

Maxim Lifetime 2045 Portfolio III - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.51		$12.89	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.00	(g)	0.12	0.13
Capital gain distributions	–		0.03	0.01
Net realized and unrealized gain	0.78		1.77	2.88

Total Income From Investment Operations	0.78		1.92	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.03)	(0.13)
From net realized gains	–		(0.27)	0.00

Total Distributions	(0.03)		(0.30)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.26		$14.51	$12.89

TOTAL RETURN(b) (h)	5.36%	(c)	15.05%	30.28%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,344		$897	$229
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver(i)	0.22%	(e)	0.22%	0.19%	(e)
Ratio of net investment income (loss) to average net assets
Before waiver	0.46%	(e)	1.59%	4.64%	(e)
After waiver(i)	0.46%	(e)	1.59%	4.66%	(e)
Portfolio turnover rate(f)	58%	(c)	69%	15%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	The distribution from net investment income was less than $0.01 per share.
(h)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(i)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim Lifetime 2055 Portfolio I - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.17		$12.71	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.17	0.16
Capital gain distributions received	–		0.03	0.01
Net realized and unrealized gain	0.67		1.64	2.67

Total Income From Investment Operations	0.72		1.84	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)	(0.13)
From net realized gains	–		(0.18)	0.00

Total Distributions	(0.05)		(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$14.84		$14.17	$12.71

TOTAL RETURN(b)	5.09%	(c)	14.57%	28.44%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$5,508		$4,790	$762
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.76%	(e)	2.02%	3.91%	(e)
Portfolio turnover rate(f)	49%	(c)	59%	20%	(c)

Maxim Lifetime 2055 Portfolio I - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.19		$12.71	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.17	0.12
Capital gain distributions	–		0.03	0.01
Net realized and unrealized gain	0.67		1.62	2.71

Total Income From Investment Operations	0.71		1.82	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.16)	(0.13)
From net realized gains	–		(0.18)	0.00

Total Distributions	(0.04)		(0.34)	(0.13)

NET ASSET VALUE, END OF PERIOD	$14.86		$14.19	$12.71

TOTAL RETURN(b) (g)	5.04%	(c)	14.44%	28.44%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$7,336		$4,480	$1,113
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver(h)	0.22%	(e)	0.22%	0.21%	(e)
Ratio of net investment income (loss) to average net assets
Before waiver	0.71%	(e)	1.74%	9.09%	(e)
After waiver(h)	0.71%	(e)	1.74%	9.11%	(e)
Portfolio turnover rate(f)	49%	(c)	59%	20%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim Lifetime 2055 Portfolio II - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized loss	(0.07)

Total Loss Form Investment Operations	(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.04)
From net realized gains	–

Total Distributions	(0.04)

NET ASSET VALUE, END OF PERIOD	$9.92

TOTAL RETURN(c)	(0.42%)	(b) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$24
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.15%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.58%	(f)
After waiver	0.79%	(f) (g)
Portfolio turnover rate(h)	44%	(b)

(a)	Class L commenced operations on April 7, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim Lifetime 2055 Portfolio II - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.50		$12.86	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.16	0.13
Capital gain distributions received	–		0.03	0.01
Net realized and unrealized gain	0.72		1.72	2.85

Total Income From Investment Operations	0.76		1.91	2.99

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.17)	(0.13)
From net realized gains	–		(0.10)	0.00

Total Distributions	(0.03)		(0.27)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.23		$14.50	$12.86

TOTAL RETURN(b)	5.28%	(c)	14.96%	30.01%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,437		$2,531	$167
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.55%	(e)	2.01%	5.27%	(e)
Portfolio turnover rate(f)	44%	(c)	50%	6%	(c)

Maxim Lifetime 2055 Portfolio II - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.48		$12.84	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.15	0.13
Capital gain distributions	–		0.03	0.01
Net realized and unrealized gain	0.72		1.71	2.83

Total Income From Investment Operations	0.75		1.89	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.15)	(0.13)
From net realized gains	–		(0.10)	0.00

Total Distributions	(0.03)		(0.25)	(0.13)

NET ASSET VALUE, END OF PERIOD	$15.20		$14.48	$12.84

TOTAL RETURN(b) (g)	5.18%	(c)	14.81%	29.81%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$24,199		$13,649	$1,320
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver(h)	0.22%	(e)	0.22%	0.21%	(e)
Ratio of net investment income (loss) to average net assets
Before waiver	0.48%	(e)	1.89%	6.36%	(e)
After waiver(h)	0.48%	(e)	1.89%	6.36%	(e)
Portfolio turnover rate(f)	44%	(c)	50%	6%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim Lifetime 2055 Portfolio III - Class T
NET ASSET VALUE, BEGINNING OF PERIOD	$14.30		$12.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.16	0.14
Capital gain distributions received	–		0.03	0.01
Net realized and unrealized gain	0.73		1.74	2.90

Total Income From Investment Operations	0.75		1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.14)	(0.14)
From net realized gains	–		(0.40)	0.00

Total Distributions	(0.02)		(0.54)	(0.14)

NET ASSET VALUE, END OF PERIOD	$15.03		$14.30	$12.91

TOTAL RETURN(b)	5.28%	(c)	15.04%	30.55%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$101		$68	$31
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.47%	(e)	0.81%	2.76%	(e)
Portfolio turnover rate(f)	76%	(c)	224%	7%	(c)

Maxim Lifetime 2055 Portfolio III - Class T1
NET ASSET VALUE, BEGINNING OF PERIOD	$14.29		$12.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.14	0.14
Capital gain distributions	–		0.03	0.01
Net realized and unrealized gain	0.72		1.76	2.90

Total Income From Investment Operations	0.76		1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.15)	(0.14)
From net realized gains	–		(0.40)	0.00

Total Distributions	(0.03)		(0.55)	(0.14)

NET ASSET VALUE, END OF PERIOD	$15.02		$14.29	$12.91

TOTAL RETURN(b) (g)	5.30%	(c)	15.05%	30.55%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$387		$106	$28
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver(h)	0.21%	(e)	0.19%	0.13%	(e)
Ratio of net investment income (loss) to average net assets
Before waiver	0.71%	(e)	1.52%	2.29%	(e)
After waiver(h)	0.72%	(e)	1.55%	2.37%	(e)
Portfolio turnover rate(f)	76%	(c)	224%	7%	(c)

(a)	Class T and Class T1 commenced operations on May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of the Portfolio. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class T shares are not subject to any distribution fees, Class T1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class T1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class of each portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of June 30, 2011, the levels of each Portfolio’s investments were as follows:

Maxim Lifetime 2015 Portfolio I

	00000000000000000	00000000000000000	00000000000000000	00000000000000000
Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$45,751,643	$-	$-	$45,751,643
Bond Mutual Funds	52,834,047	-	-	52,834,047
Money Market Mutual Funds	1,605,769	-	-	1,605,769
Fixed Interest Contract	-	-	4,196,744	4,196,744

Total	100,191,459	-	4,196,744	104,388,203

Maxim Lifetime 2015 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$166,678,140	$-	$-	$166,678,140
Bond Mutual Funds	130,755,280	-	-	130,755,280
Money Market Mutual Funds	4,022,618	-	-	4,022,618
Fixed Interest Contract	-	-	10,367,241	10,367,241

Total	301,456,038	-	10,367,241	311,823,279

Maxim Lifetime 2015 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$3,709,335	$-	$-	$3,709,335
Bond Mutual Funds	1,800,302	-	-	1,800,302
Money Market Mutual Funds	53,524	-	-	53,524
Fixed Interest Contract	-	-	140,913	140,913

Total	5,563,161	-	140,913	5,704,074

Maxim Lifetime 2025 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$77,171,435	$-	$-	$77,171,435
Bond Mutual Funds	50,041,607	-	-	50,041,607
Money Market Mutual Funds	904,356	-	-	904,356
Fixed Interest Contract	-	-	2,325,983	2,325,983

Total	128,117,398	-	2,325,983	130,443,381

Maxim Lifetime 2025 Portfolio II

	000000000000000	000000000000000	000000000000000	000000000000000
Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$307,716,943	$-	$-	$307,716,943
Bond Mutual Funds	108,524,441	-	-	108,524,441
Money Market Mutual Funds	1,864,710	-	-	1,864,710
Fixed Interest Contract	-	-	4,974,461	4,974,461

Total	418,106,094	-	4,974,461	423,080,555

Maxim Lifetime 2025 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$5,805,264	$-	$-	$5,805,264
Bond Mutual Funds	1,008,533	-	-	1,008,533
Money Market Mutual Funds	17,103	-	-	17,103
Fixed Interest Contract	-	-	47,895	47,895

Total	6,830,900	-	47,895	6,878,795

Maxim Lifetime 2035 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$75,987,597	$-	$-	$75,987,597
Bond Mutual Funds	21,400,634	-	-	21,400,634
Money Market Mutual Funds	144,390	-	-	144,390
Fixed Interest Contract	-	-	385,111	385,111

Total	97,532,621	-	385,111	97,917,732

Maxim Lifetime 2035 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$255,940,313	$-	$-	$255,940,313
Bond Mutual Funds	33,128,122	-	-	33,128,122
Money Market Mutual Funds	286,538	-	-	286,538
Fixed Interest Contract	-	-	573,157	573,157

Total	289,354,973	-	573,157	289,928,130

Maxim Lifetime 2035 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$3,990,411	$-	$-	$3,990,411
Bond Mutual Funds	251,072	-	-	251,072
Money Market Mutual Funds	2,109	-	-	2,109
Fixed Interest Contract	-	-	4,220	4,220

Total	4,243,592	-	4,220	4,247,812

Maxim Lifetime 2045 Portfolio I

	00000000000000000	00000000000000000	00000000000000000	00000000000000000
Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$38,059,805	$-	$-	$38,059,805
Bond Mutual Funds	6,650,756	-	-	6,650,756

Total	44,710,561	-	-	44,710,561

Maxim Lifetime 2045 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$114,277,252	$-	$-	$114,277,252
Bond Mutual Funds	9,672,944	-	-	9,672,944

Total	123,950,196	-	-	123,950,196

Maxim Lifetime 2045 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$1,598,949	$-	$-	$1,598,949
Bond Mutual Funds	77,806	-	-	77,806

Total	1,676,755	-	-	1,676,755

Maxim Lifetime 2055 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$11,082,050	$-	$-	$11,082,050
Bond Mutual Funds	1,764,326	-	-	1,764,326

Total	12,846,376	-	-	12,846,376

Maxim Lifetime 2055 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$25,644,180	$-	$-	$25,644,180
Bond Mutual Funds	2,022,287	-	-	2,022,287

Total	27,666,467	-	-	27,666,467

Maxim Lifetime 2055 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$466,601	$-	$-	$466,601
Bond Mutual Funds	21,897	-	-	21,897

Total	488,498	-	-	488,498

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

	000000000000000	000000000000000	000000000000000
Description	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains (or losses)	1,921	3,048	135
Total unrealized gains (or losses)	36,814	88,599	1,034
Purchases	4,488,094	10,782,176	157,281
Sales	(330,085)	(506,582)	(17,537)

Ending Balance, June 30, 2011	$4,196,744	$10,367,241	$140,913

Description	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains (or losses)	654	1,050	88
Total unrealized gains (or losses)	21,167	43,127	259
Purchases	2,422,703	5,059,379	63,930
Sales	(118,541)	(129,095)	(16,382)

Ending Balance, June 30, 2011	$2,325,983	$4,974,461	$47,895

Description	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains (or losses)	116	255	2
Total unrealized gains (or losses)	3,416	4,690	34
Purchases	397,594	602,041	4,639
Sales	(16,015)	(33,829)	(455)

Ending Balance, June 30, 2011	$385,111	$573,157	$4,220

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold is determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of their taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since Inception of the Portfolios in 2009 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolios adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

Each of the Portfolios may invest in various funds affiliated with MCM & GWL&A. Below is a summary of the transactions for each underlying investment during the period ended June 30, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

	00000000	00000000	00000000	00000000	00000000	00000000	00000000
Maxim Lifetime 2015 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	4,153,547	$—	$4,488,095	$330,085	$1,921	$—	$4,196,744
Maxim American Century Growth Portfolio	164,775	—	—	19,365	341	—	1,720,247
Maxim Bond Index Portfolio	1,042,199	11,592,086	3,857,741	1,587,996	17,501	164,625	14,027,995
Maxim Federated Bond Portfolio	1,347,656	11,605,930	3,946,867	1,311,679	36,881	212,383	14,285,150
Maxim Index 600 Portfolio	194,849	1,798,204	501,631	434,270	73,726	2,965	1,905,626
Maxim International Index Portfolio	357,640	—	3,952,984	363,787	6,629	—	3,676,542
Maxim Invesco ADR Portfolio	77,952	2,483,685	328,565	1,637,637	219,209	—	1,008,698
Maxim Janus Large Cap Growth Portfolio	147,904	1,654,390	552,152	438,105	44,694	—	1,742,312
Maxim Loomis Sayles Small Cap Value Portfolio	24,184	506,553	134,127	119,041	24,288	167	526,715
Maxim MFS International Growth Portfolio	70,223	1,996,538	259,295	1,290,695	195,462	—	825,114
Maxim Money Market Portfolio	1,605,769	2,510,416	519,013	1,424,170	—	—	1,605,769
Maxim Putnam Equity Income Portfolio	199,868	—	—	16,146	(36)	—	2,086,622
Maxim Putnam High Yield Bond Portfolio	449,605	2,950,246	1,004,102	311,681	26,436	94,188	3,646,295
Maxim S&P 500® Index Portfolio	631,946	7,383,452	2,412,002	2,231,674	328,676	42,080	7,577,035
Maxim S&P MidCap 400® Index Portfolio	305,046	—	3,445,113	356,659	20,371	7,081	3,257,894
Maxim Short Duration Bond Portfolio	249,137	2,094,830	712,134	235,659	4,224	31,430	2,588,539
Maxim T. Rowe Price Equity Income Portfolio	137,039	2,036,221	572,514	531,687	65,321	15,079	2,082,997
Maxim T. Rowe Price Mid Cap Growth Portfolio	29,453	1,089,607	175,443	615,667	114,171	—	578,160
Maxim Templeton Global Bond Portfolio	351,466	2,870,923	906,569	324,940	25,043	42,516	3,539,268

					$1,204,856	$612,514	$70,877,722

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2015 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	10,260,532	$—	$10,782,177	$506,582	$3,048	$—	$10,367,241
Maxim American Century Growth Portfolio	641,926	—	—	56,229	1,049	—	6,701,711
Maxim Bond Index Portfolio	2,618,531	25,386,941	11,802,817	2,337,469	13,226	401,564	35,245,424
Maxim Federated Bond Portfolio	3,310,167	25,417,261	11,609,606	2,037,944	47,402	506,557	35,087,770
Maxim Index 600 Portfolio	753,597	6,121,490	2,392,109	1,293,751	274,889	11,420	7,370,177
Maxim International Index Portfolio	1,404,595	—	15,139,260	1,039,047	19,918	—	14,439,240
Maxim Invesco ADR Portfolio	305,215	8,317,736	1,500,122	5,408,579	639,852	—	3,949,485
Maxim Janus Large Cap Growth Portfolio	575,326	5,521,223	2,467,998	1,168,632	99,112	—	6,777,344
Maxim Loomis Sayles Small Cap Value Portfolio	93,514	1,684,888	654,382	349,960	61,397	641	2,036,729
Maxim MFS International Growth Portfolio	276,585	6,783,259	1,202,320	4,324,551	612,532	—	3,249,871
Maxim Money Market Portfolio	4,022,618	5,793,872	1,510,519	3,281,774	—	—	4,022,618
Maxim Putnam Equity Income Portfolio	782,255	—	—	43,006	(86)	—	8,166,740
Maxim Putnam High Yield Bond Portfolio	1,090,537	6,395,398	2,926,993	487,748	32,781	225,690	8,844,256
Maxim S&P 500® Index Portfolio	2,473,494	24,728,248	10,591,665	6,030,535	837,256	162,523	29,657,192
Maxim S&P MidCap 400® Index Portfolio	1,185,956	—	13,084,813	1,057,704	52,808	27,296	12,666,011
Maxim Short Duration Bond Portfolio	610,233	4,574,239	2,099,687	371,450	6,459	74,734	6,340,324
Maxim T. Rowe Price Equity Income Portfolio	535,810	6,818,464	2,760,671	1,461,743	217,583	58,256	8,144,309
Maxim T. Rowe Price Mid Cap Growth Portfolio	111,777	3,681,070	792,864	2,069,502	359,970	—	2,194,194
Maxim Templeton Global Bond Portfolio	862,892	6,294,342	2,702,449	510,005	54,912	102,906	8,689,322

					$3,334,108	$1,571,587	$213,949,958

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2015 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	139,462	$—	$157,281	$17,537	$135	$—	$140,913
Maxim American Century Growth Portfolio	15,080	—	152,335	1,535	46	—	157,431
Maxim Bond Index Portfolio	36,314	400,303	157,896	72,015	888	5,825	488,789
Maxim Federated Bond Portfolio	45,335	400,734	147,033	65,116	1,843	7,246	480,552
Maxim Index 600 Portfolio	17,660	158,397	48,088	33,924	8,885	294	172,718
Maxim International Index Portfolio	32,891	—	377,583	48,834	186	—	338,124
Maxim Invesco ADR Portfolio	7,126	216,971	30,815	147,908	11,671	—	92,204
Maxim Janus Large Cap Growth Portfolio	13,475	144,056	50,276	32,571	3,648	—	158,739
Maxim Loomis Sayles Small Cap Value Portfolio	2,189	36,209	16,069	5,478	1,516	17	47,676
Maxim MFS International Growth Portfolio	6,502	175,049	24,592	117,449	10,063	—	76,393
Maxim Money Market Portfolio	53,524	97,873	18,417	62,334	—	—	53,524
Maxim Putnam Equity Income Portfolio	18,449	—	190,070	1,337	12	—	192,610
Maxim Putnam High Yield Bond Portfolio	15,047	100,949	35,106	12,940	876	3,453	122,029
Maxim S&P 500® Index Portfolio	58,192	643,797	211,575	154,877	28,101	4,206	697,723
Maxim S&P MidCap 400® Index Portfolio	27,924	—	322,280	38,697	1,302	705	298,224
Maxim Short Duration Bond Portfolio	8,392	72,381	26,881	12,105	227	1,070	87,190
Maxim T. Rowe Price Equity Income Portfolio	12,622	178,074	54,590	39,080	6,742	1,510	191,852
Maxim T. Rowe Price Mid Cap Growth Portfolio	2,633	95,720	14,533	55,271	6,523	—	51,679
Maxim Templeton Global Bond Portfolio	11,830	98,777	33,684	14,820	1,402	1,582	119,126

					$84,066	$25,908	$3,967,496

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2025 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	2,302,042	$—	$2,422,703	$118,541	$654	$—	$2,325,983
Maxim American Century Growth Portfolio	282,962	—	2,854,059	24,308	628	—	2,954,129
Maxim Bond Index Portfolio	1,107,320	12,364,060	3,680,522	1,318,580	8,576	175,241	14,904,527
Maxim Federated Bond Portfolio	1,436,299	12,378,936	3,777,531	982,349	27,645	226,683	15,224,775
Maxim Index 600 Portfolio	403,054	3,494,825	883,923	577,230	96,111	6,164	3,941,867
Maxim International Index Portfolio	728,968	—	7,819,341	504,926	10,440	—	7,493,789
Maxim Invesco ADR Portfolio	158,419	4,860,959	610,732	3,119,191	405,952	—	2,049,945
Maxim Janus Large Cap Growth Portfolio	253,235	2,671,119	818,279	492,457	39,618	—	2,983,108
Maxim Loomis Sayles Small Cap Value Portfolio	49,915	979,353	237,378	159,990	30,391	347	1,087,141
Maxim MFS International Growth Portfolio	143,502	3,921,101	487,060	2,466,011	366,875	—	1,686,150
Maxim Money Market Portfolio	904,356	1,461,354	267,501	824,499	—	—	904,356
Maxim Putnam Equity Income Portfolio	345,759	—	3,560,139	23,426	104	—	3,609,721
Maxim Putnam High Yield Bond Portfolio	472,648	3,101,674	933,573	214,451	16,650	99,839	3,833,174
Maxim S&P 500® Index Portfolio	1,093,320	11,946,637	3,489,543	2,560,416	339,497	73,061	13,108,907
Maxim S&P MidCap 400® Index Portfolio	526,173	—	5,770,655	452,763	24,797	12,260	5,619,532
Maxim Short Duration Bond Portfolio	136,656	1,149,753	350,210	89,763	1,644	17,259	1,419,852
Maxim T. Rowe Price Equity Income Portfolio	237,169	3,301,814	869,232	600,670	83,819	26,184	3,604,964
Maxim T. Rowe Price Mid Cap Growth Portfolio	50,011	1,777,347	258,206	949,148	176,539	—	981,715
Maxim Templeton Global Bond Portfolio	419,371	3,423,035	928,586	235,466	23,231	51,201	4,223,065

					$1,653,173	$688,239	$91,956,700

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2025 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	4,923,259	$—	$5,059,380	$129,095	$1,050	$—	$4,974,461
Maxim American Century Growth Portfolio	1,187,966	—	11,897,685	16,318	195	—	12,402,364
Maxim Bond Index Portfolio	2,454,456	22,447,428	11,575,944	1,364,440	19,430	377,088	33,036,982
Maxim Federated Bond Portfolio	3,095,918	22,474,445	11,292,239	1,061,820	28,886	473,825	32,816,727
Maxim Index 600 Portfolio	1,679,339	11,947,409	5,363,386	1,390,825	387,880	25,609	16,423,937
Maxim International Index Portfolio	3,083,951	—	31,733,509	751,201	13,217	—	31,703,014
Maxim Invesco ADR Portfolio	672,939	16,545,820	3,372,541	10,396,668	1,170,089	—	8,707,827
Maxim Janus Large Cap Growth Portfolio	1,065,848	9,115,291	4,613,570	1,139,533	99,165	—	12,555,692
Maxim Loomis Sayles Small Cap Value Portfolio	205,260	3,320,333	1,459,059	419,017	112,161	1,415	4,470,561
Maxim MFS International Growth Portfolio	602,364	13,417,632	2,652,252	8,275,553	1,136,332	—	7,077,772
Maxim Money Market Portfolio	1,864,710	2,250,375	707,732	1,093,398	—	—	1,864,710
Maxim Putnam Equity Income Portfolio	1,451,624	—	14,860,377	13,729	(130)	—	15,154,950
Maxim Putnam High Yield Bond Portfolio	1,028,742	5,665,657	2,810,423	151,391	5,635	216,592	8,343,099
Maxim S&P 500® Index Portfolio	4,588,262	40,578,204	19,295,646	5,991,758	888,317	302,906	55,013,263
Maxim S&P MidCap 400® Index Portfolio	2,205,726	—	23,398,886	993,696	44,402	51,153	23,557,154
Maxim Short Duration Bond Portfolio	298,520	2,112,526	1,071,334	101,881	2,208	36,491	3,101,626
Maxim T. Rowe Price Equity Income Portfolio	993,914	11,174,925	5,153,631	1,418,260	196,190	108,585	15,107,491
Maxim T. Rowe Price Mid Cap Growth Portfolio	212,398	6,055,648	1,483,965	3,038,400	589,720	—	4,169,378
Maxim Templeton Global Bond Portfolio	891,234	6,101,513	2,848,182	206,598	23,324	108,073	8,974,722

					$4,718,071	$1,701,739	$299,455,730

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2025 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	47,403	$—	$63,931	$16,382	$88	$—	$47,895
Maxim American Century Growth Portfolio	23,123	—	234,681	3,445	3	—	241,402
Maxim Bond Index Portfolio	21,271	265,786	141,275	126,029	(2,142)	3,241	286,307
Maxim Federated Bond Portfolio	29,343	266,004	152,820	108,291	724	4,460	311,041
Maxim Index 600 Portfolio	32,752	290,084	137,170	98,477	25,420	513	320,315
Maxim International Index Portfolio	59,034	—	796,339	203,412	1,376	—	606,865
Maxim Invesco ADR Portfolio	12,922	400,899	81,665	299,380	24,850	—	167,217
Maxim Janus Large Cap Growth Portfolio	20,656	221,471	111,068	81,365	9,945	—	243,334
Maxim Loomis Sayles Small Cap Value Portfolio	4,044	80,178	37,695	26,993	7,240	29	88,069
Maxim MFS International Growth Portfolio	11,585	327,120	63,798	240,273	23,104	—	136,119
Maxim Money Market Portfolio	17,103	23,232	8,778	14,909	—	—	17,103
Maxim Putnam Equity Income Portfolio	28,200	—	288,508	—	—	—	294,412
Maxim Putnam High Yield Bond Portfolio	9,720	67,316	37,702	24,687	1,873	2,084	78,826
Maxim S&P 500® Index Portfolio	89,189	989,359	491,647	384,229	71,041	6,057	1,069,382
Maxim S&P MidCap 400® Index Portfolio	43,155	—	593,033	149,654	6,068	1,022	460,901
Maxim Short Duration Bond Portfolio	2,961	26,212	15,230	10,922	(33)	360	30,770
Maxim T. Rowe Price Equity Income Portfolio	19,345	273,494	131,677	102,191	18,052	2,170	294,038
Maxim T. Rowe Price Mid Cap Growth Portfolio	4,136	148,428	34,895	95,035	12,685	—	81,183
Maxim Templeton Global Bond Portfolio	8,508	73,296	40,061	28,170	1,868	1,062	85,673

					$202,162	$20,998	$4,860,852

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2035 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	381,147	$—	$397,594	$16,015	$116	$—	$385,111
Maxim American Century Growth Portfolio	277,842	—	2,791,153	12,157	125	—	2,900,669
Maxim Bond Index Portfolio	524,223	5,166,735	2,261,981	470,341	5,641	81,853	7,056,043
Maxim Federated Bond Portfolio	666,897	5,173,080	2,254,804	396,692	11,405	103,759	7,069,111
Maxim Index 600 Portfolio	461,428	3,499,859	1,249,440	436,694	64,418	7,032	4,512,766
Maxim International Index Portfolio	837,276	—	8,732,236	324,481	5,321	—	8,607,194
Maxim Invesco ADR Portfolio	182,467	4,909,114	826,277	3,110,070	381,730	—	2,361,121
Maxim Janus Large Cap Growth Portfolio	248,395	2,248,537	948,701	265,560	26,529	—	2,926,101
Maxim Loomis Sayles Small Cap Value Portfolio	57,658	968,176	341,626	105,289	16,772	398	1,255,790
Maxim MFS International Growth Portfolio	163,919	3,981,106	621,515	2,456,008	351,623	—	1,926,046
Maxim Money Market Portfolio	144,390	140,064	49,882	45,960	—	—	144,390
Maxim Putnam Equity Income Portfolio	339,114	—	3,482,568	13,735	(154)	—	3,540,347
Maxim Putnam High Yield Bond Portfolio	221,299	1,304,849	560,885	77,816	6,235	46,697	1,794,733
Maxim S&P 500® Index Portfolio	1,044,485	10,026,634	3,874,911	1,661,413	239,545	69,296	12,523,378
Maxim S&P MidCap 400® Index Portfolio	513,355	—	5,445,016	249,728	12,798	11,875	5,482,629
Maxim Short Duration Bond Portfolio	23,146	175,314	77,168	14,291	42	2,881	240,484
Maxim T. Rowe Price Equity Income Portfolio	232,572	2,768,572	1,024,709	316,448	49,468	25,496	3,535,101
Maxim T. Rowe Price Mid Cap Growth Portfolio	48,981	1,507,840	328,643	797,501	144,486	—	961,505
Maxim Templeton Global Bond Portfolio	212,015	1,554,480	607,844	86,493	8,858	25,910	2,134,988

					$1,324,959	$375,199	$69,357,507

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2035 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	567,258	$—	$602,042	$33,829	$255	$—	$573,157
Maxim American Century Growth Portfolio	953,703	—	9,538,683	944	28	—	9,956,664
Maxim Bond Index Portfolio	818,469	7,323,714	4,411,316	847,375	11,444	124,636	11,016,594
Maxim Federated Bond Portfolio	1,040,445	7,332,693	4,376,310	716,452	19,698	157,984	11,028,720
Maxim Index 600 Portfolio	1,585,573	10,889,015	5,133,632	1,074,992	307,368	24,135	15,506,905
Maxim International Index Portfolio	2,879,229	—	29,727,326	812,713	10,825	—	29,598,475
Maxim Invesco ADR Portfolio	627,634	15,318,262	3,370,131	9,875,960	1,037,759	—	8,121,591
Maxim Janus Large Cap Growth Portfolio	854,590	6,978,293	3,724,670	638,013	45,903	—	10,067,073
Maxim Loomis Sayles Small Cap Value Portfolio	196,637	3,020,124	1,416,480	289,658	83,943	1,355	4,282,749
Maxim MFS International Growth Portfolio	564,707	12,407,210	2,585,633	7,749,586	1,020,661	—	6,635,305
Maxim Money Market Portfolio	286,538	568,545	146,171	428,743	—	—	286,538
Maxim Putnam Equity Income Portfolio	1,166,441	—	11,931,776	779	6	—	12,177,641
Maxim Putnam High Yield Bond Portfolio	337,131	1,813,194	1,015,982	98,891	6,891	70,092	2,734,133
Maxim S&P 500® Index Portfolio	3,671,993	31,239,428	15,564,293	3,847,227	568,311	242,659	44,027,192
Maxim S&P MidCap 400® Index Portfolio	1,772,282	—	18,809,247	820,418	36,257	40,977	18,927,971
Maxim Short Duration Bond Portfolio	27,573	379,530	128,420	227,141	(3,106)	3,350	286,485
Maxim T. Rowe Price Equity Income Portfolio	800,398	8,644,148	4,288,453	953,285	132,668	87,369	12,166,052
Maxim T. Rowe Price Mid Cap Growth Portfolio	169,500	4,649,438	1,218,827	2,312,068	437,783	—	3,327,285
Maxim Templeton Global Bond Portfolio	328,707	2,198,866	1,154,631	127,512	13,540	39,570	3,310,075

					$3,730,235	$792,124	$204,030,605

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2035 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Great-West Life & Annuity Contract	4,176	$—	$4,640	$455	$2	$—	$4,220
Maxim American Century Growth Portfolio	15,076	—	150,784	—	—	—	157,396
Maxim Bond Index Portfolio	6,105	65,977	31,605	16,356	(58)	901	82,170
Maxim Federated Bond Portfolio	7,755	66,038	31,621	15,513	238	1,141	82,207
Maxim Index 600 Portfolio	25,202	208,470	74,925	41,137	9,436	387	246,477
Maxim International Index Portfolio	45,212	—	501,586	48,662	354	—	464,779
Maxim Invesco ADR Portfolio	9,851	292,631	48,430	196,858	22,560	—	127,476
Maxim Janus Large Cap Growth Portfolio	13,474	133,406	54,768	27,362	3,378	—	158,723
Maxim Loomis Sayles Small Cap Value Portfolio	3,118	57,672	20,633	11,063	2,849	22	67,904
Maxim MFS International Growth Portfolio	8,849	237,395	36,532	156,128	19,781	—	103,976
Maxim Money Market Portfolio	2,109	—	2,330	221	—	—	2,109
Maxim Putnam Equity Income Portfolio	18,414	—	188,386	—	—	—	192,244
Maxim Putnam High Yield Bond Portfolio	2,607	16,957	7,823	3,488	224	549	21,139
Maxim S&P 500® Index Portfolio	57,076	597,157	222,079	136,971	24,501	3,804	684,341
Maxim S&P MidCap 400® Index Portfolio	28,010	—	317,453	32,179	1,430	651	299,151
Maxim Short Duration Bond Portfolio	203	—	2,333	236	2	24	2,108
Maxim T. Rowe Price Equity Income Portfolio	12,633	165,356	61,717	34,593	5,923	1,391	192,018
Maxim T. Rowe Price Mid Cap Growth Portfolio	2,659	89,378	16,186	48,138	8,712	—	52,201
Maxim Templeton Global Bond Portfolio	2,519	20,384	9,202	4,609	309	309	25,362

					$99,640	$9,179	$2,966,001

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
Maxim Lifetime 2045 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Maxim American Century Growth Portfolio	130,912	$—	$1,330,801	$21,593	$335	$—	$1,366,726
Maxim Bond Index Portfolio	167,973	1,575,479	777,577	123,508	2,159	26,390	2,260,923
Maxim Federated Bond Portfolio	213,549	1,577,435	777,384	103,882	3,474	33,446	2,263,614
Maxim Index 600 Portfolio	254,315	1,797,339	778,990	192,358	45,000	3,901	2,487,205
Maxim International Index Portfolio	453,505	—	4,692,369	140,965	1,661	—	4,662,030
Maxim Invesco ADR Portfolio	98,627	2,604,033	460,905	1,664,280	187,688	—	1,276,239
Maxim Janus Large Cap Growth Portfolio	117,325	993,861	475,487	90,860	4,504	—	1,382,084
Maxim Loomis Sayles Small Cap Value Portfolio	31,407	498,237	210,593	50,117	12,228	218	684,039
Maxim MFS International Growth Portfolio	89,099	2,119,145	347,983	1,315,180	177,350	—	1,046,919
Maxim Putnam Equity Income Portfolio	159,901	—	1,641,023	5,360	(45)	—	1,669,371
Maxim Putnam High Yield Bond Portfolio	70,928	399,045	193,221	19,679	1,370	14,999	575,230
Maxim S&P 500® Index Portfolio	499,466	4,474,193	1,992,380	632,937	89,729	33,410	5,988,599
Maxim S&P MidCap 400® Index Portfolio	242,448	—	2,582,165	129,705	5,936	5,657	2,589,348
Maxim T. Rowe Price Equity Income Portfolio	109,677	1,226,510	521,411	114,743	15,537	12,126	1,667,085
Maxim T. Rowe Price Mid Cap Growth Portfolio	23,453	656,201	175,009	337,925	63,953	—	460,373
Maxim Templeton Global Bond Portfolio	76,880	538,139	240,519	27,395	2,381	9,425	774,179

					$613,259	$139,573	$31,153,964

Maxim Lifetime 2045 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Maxim American Century Growth Portfolio	397,713	$—	$4,195,476	$217,665	$3,486	$—	$4,152,125
Maxim Bond Index Portfolio	246,854	2,037,788	1,375,974	128,905	982	36,513	3,322,659
Maxim Federated Bond Portfolio	313,596	2,040,297	1,382,375	109,394	2,907	46,313	3,324,122
Maxim Index 600 Portfolio	772,779	4,847,587	2,765,609	364,744	92,683	11,581	7,557,777
Maxim International Index Portfolio	1,376,978	—	14,087,716	249,778	4,968	—	14,155,331
Maxim Invesco ADR Portfolio	300,558	7,039,010	1,738,083	4,565,725	473,517	—	3,889,226
Maxim Janus Large Cap Growth Portfolio	355,616	2,693,383	1,701,659	200,559	17,287	—	4,189,157
Maxim Loomis Sayles Small Cap Value Portfolio	95,467	1,350,543	764,235	108,958	26,971	647	2,079,271
Maxim MFS International Growth Portfolio	268,904	5,724,108	1,320,126	3,597,413	472,434	—	3,159,621
Maxim Putnam Equity Income Portfolio	486,264	—	4,974,382	222	4	—	5,076,594
Maxim Putnam High Yield Bond Portfolio	98,901	492,231	326,845	17,733	1,038	20,119	802,088
Maxim S&P 500® Index Portfolio	1,522,754	12,015,825	7,006,645	1,212,154	178,684	98,998	18,257,818
Maxim S&P MidCap 400® Index Portfolio	741,274	—	7,787,252	248,183	13,228	16,847	7,916,807
Maxim T. Rowe Price Equity Income Portfolio	333,752	3,315,389	1,930,511	253,351	38,373	35,856	5,073,032
Maxim T. Rowe Price Mid Cap Growth Portfolio	71,236	1,807,077	578,960	891,565	176,672	—	1,398,371
Maxim Templeton Global Bond Portfolio	110,272	682,769	426,474	27,244	2,610	12,955	1,110,433

					$1,505,841	$279,828	$85,464,432

Maxim Lifetime 2045 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Maxim American Century Growth Portfolio	5,605	$—	$56,059	$—	$—	$—	$58,518
Maxim Bond Index Portfolio	1,963	18,549	12,095	4,484	37	285	26,420
Maxim Federated Bond Portfolio	2,495	18,568	12,127	4,253	92	362	26,444
Maxim Index 600 Portfolio	10,905	77,820	42,863	16,199	2,897	170	106,652
Maxim International Index Portfolio	19,364	—	223,740	28,746	238	—	199,062
Maxim Invesco ADR Portfolio	4,221	112,134	25,876	77,085	8,650	—	54,620
Maxim Janus Large Cap Growth Portfolio	5,012	42,839	25,829	8,962	758	—	59,045
Maxim Loomis Sayles Small Cap Value Portfolio	1,346	21,523	11,787	4,389	907	10	29,305
Maxim MFS International Growth Portfolio	3,781	90,759	19,981	60,826	7,983	—	44,424
Maxim Putnam Equity Income Portfolio	6,818	—	69,750	—	—	—	71,183
Maxim Putnam High Yield Bond Portfolio	820	4,650	2,871	821	51	177	6,648
Maxim S&P 500® Index Portfolio	21,542	190,188	110,729	43,825	7,140	1,472	258,289
Maxim S&P MidCap 400® Index Portfolio	10,344	—	120,849	14,588	693	246	110,472
Maxim T. Rowe Price Equity Income Portfolio	4,673	52,844	29,649	11,419	1,634	528	71,032
Maxim T. Rowe Price Mid Cap Growth Portfolio	981	28,321	8,382	15,725	2,799	—	19,258
Maxim Templeton Global Bond Portfolio	907	6,404	3,961	1,376	86	113	9,138

					$33,967	$3,362	$1,150,510

Maxim Lifetime 2055 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Maxim American Century Growth Portfolio	35,173	$—	$365,916	$14,137	$215	$—	$367,207
Maxim Bond Index Portfolio	42,588	418,500	228,603	81,945	606	6,750	573,233
Maxim Federated Bond Portfolio	54,160	419,017	229,760	77,542	1,546	8,562	574,099
Maxim Index 600 Portfolio	78,283	581,481	259,146	101,716	21,375	1,181	765,610
Maxim International Index Portfolio	140,267	—	1,536,127	126,988	2,819	—	1,441,948
Maxim Invesco ADR Portfolio	30,491	867,247	158,086	581,210	71,762	—	394,550
Maxim Janus Large Cap Growth Portfolio	31,507	280,403	143,290	51,067	4,682	—	371,150
Maxim Loomis Sayles Small Cap Value Portfolio	11,088	184,898	80,618	30,665	7,361	76	241,491
Maxim MFS International Growth Portfolio	27,454	706,847	118,598	460,398	66,154	—	322,586
Maxim Putnam Equity Income Portfolio	43,142	—	443,586	2,282	(22)	—	450,402
Maxim Putnam High Yield Bond Portfolio	18,012	106,127	56,835	17,097	1,126	3,770	146,078
Maxim S&P 500® Index Portfolio	135,996	1,233,227	603,650	239,181	36,704	8,963	1,630,591
Maxim S&P MidCap 400® Index Portfolio	65,417	—	741,217	77,873	4,053	1,503	698,649
Maxim T. Rowe Price Equity Income Portfolio	29,575	345,483	157,451	59,663	8,123	3,224	449,544
Maxim T. Rowe Price Mid Cap Growth Portfolio	6,214	188,078	44,850	101,477	18,563	—	121,986
Maxim Templeton Global Bond Portfolio	23,336	171,038	84,878	27,212	1,818	2,817	234,988

					$246,885	$36,846	$8,784,112

Maxim Lifetime 2055 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Maxim American Century Growth Portfolio	82,202	$—	$943,119	$120,994	$1,974	$—	$858,190
Maxim Bond Index Portfolio	48,570	385,197	296,910	36,591	494	7,076	653,756
Maxim Federated Bond Portfolio	61,753	385,673	299,562	33,605	862	8,976	654,583
Maxim Index 600 Portfolio	183,723	1,102,598	739,285	123,557	20,114	2,694	1,796,812
Maxim International Index Portfolio	328,452	—	3,426,693	129,016	3,211	—	3,376,489
Maxim Invesco ADR Portfolio	71,530	1,644,366	538,469	1,168,807	130,153	—	925,597
Maxim Janus Large Cap Growth Portfolio	73,679	529,458	397,331	59,393	4,179	—	867,941
Maxim Loomis Sayles Small Cap Value Portfolio	25,991	350,014	234,339	38,195	8,427	172	566,082
Maxim MFS International Growth Portfolio	64,468	1,330,973	422,709	923,842	120,987	—	757,506
Maxim Putnam Equity Income Portfolio	100,646	—	1,031,493	2,128	29	—	1,050,740
Maxim Putnam High Yield Bond Portfolio	20,285	96,624	74,716	6,925	553	4,058	164,507
Maxim S&P 500® Index Portfolio	317,190	2,347,401	1,662,705	307,473	36,594	20,190	3,803,106
Maxim S&P MidCap 400® Index Portfolio	152,337	—	1,626,874	76,404	4,729	3,392	1,626,962
Maxim T. Rowe Price Equity Income Portfolio	69,053	651,608	446,897	68,083	7,204	7,265	1,049,609
Maxim T. Rowe Price Mid Cap Growth Portfolio	14,486	352,280	139,101	193,403	30,911	—	284,368
Maxim Templeton Global Bond Portfolio	27,232	161,330	117,849	12,121	815	3,149	274,229

					$371,236	$56,973	$18,710,477

Maxim Lifetime 2055 Portfolio III
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011
Maxim American Century Growth Portfolio	1,516	$—	$15,161	$—	$—	$—	$15,826
Maxim Bond Index Portfolio	528	2,598	6,123	1,688	(23)	64	7,103
Maxim Federated Bond Portfolio	671	2,601	7,529	3,022	0	82	7,114
Maxim Index 600 Portfolio	3,370	12,165	28,043	7,206	970	54	32,963
Maxim International Index Portfolio	6,027	—	74,557	13,574	(74)	—	61,962
Maxim Invesco ADR Portfolio	1,312	18,244	14,410	14,942	1,214	—	16,974
Maxim Janus Large Cap Growth Portfolio	1,358	5,885	14,070	3,636	233	—	16,000
Maxim Loomis Sayles Small Cap Value Portfolio	477	3,859	8,841	2,247	324	3	10,393
Maxim MFS International Growth Portfolio	1,181	14,870	11,525	11,989	1,074	—	13,871
Maxim Putnam Equity Income Portfolio	1,839	—	18,809	—	—	—	19,197
Maxim Putnam High Yield Bond Portfolio	236	695	1,672	409	12	52	1,915
Maxim S&P 500® Index Portfolio	5,720	26,428	60,223	17,244	1,769	393	68,579
Maxim S&P MidCap 400® Index Portfolio	2,808	—	31,233	1,886	64	68	29,986
Maxim T. Rowe Price Equity Income Portfolio	1,259	7,251	16,728	4,548	394	143	19,138
Maxim T. Rowe Price Mid Cap Growth Portfolio	269	3,887	5,485	3,892	331	—	5,274
Maxim Templeton Global Bond Portfolio	286	1,044	2,433	636	9	36	2,878

					$6,300	$895	$329,173

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Lifetime 2015 Portfolio I	$53,434,399	$36,419,699
Maxim Lifetime 2015 Portfolio II	178,059,356	100,149,613
Maxim Lifetime 2015 Portfolio III	3,321,325	2,512,880
Maxim Lifetime 2025 Portfolio I	66,456,628	45,612,121
Maxim Lifetime 2025 Portfolio II	254,698,566	129,549,849
Maxim Lifetime 2025 Portfolio III	5,490,496	4,744,757
Maxim Lifetime 2035 Portfolio I	57,753,173	34,079,076
Maxim Lifetime 2035 Portfolio II	189,274,829	101,718,369
Maxim Lifetime 2035 Portfolio III	2,839,220	2,165,079
Maxim Lifetime 2045 Portfolio I	27,951,939	15,724,938
Maxim Lifetime 2045 Portfolio II	84,336,546	40,966,610
Maxim Lifetime 2045 Portfolio III	1,259,872	808,633
Maxim Lifetime 2055 Portfolio I	8,763,556	5,682,894
Maxim Lifetime 2055 Portfolio II	20,410,070	9,950,769
Maxim Lifetime 2055 Portfolio III	523,729	218,226

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2011 were as follows:

	000000000000	000000000000	000000000000	000000000000
	Income Tax Purposes	Gross Appreciation	Gross Depreciation	Unrealized Appreciation/ (Depreciation)
Maxim Lifetime 2015 Portfolio I	$101,150,919	$3,394,426	$(157,142)	$3,237,284
Maxim Lifetime 2015 Portfolio II	301,176,410	10,876,546	(229,677)	10,646,869
Maxim Lifetime 2015 Portfolio III	5,534,727	179,197	(9,850)	169,347
Maxim Lifetime 2025 Portfolio I	124,849,924	5,738,020	(144,563)	5,593,457
Maxim Lifetime 2025 Portfolio II	403,714,178	19,576,653	(210,276)	19,366,377
Maxim Lifetime 2025 Portfolio III	6,696,180	190,458	(7,843)	182,615
Maxim Lifetime 2035 Portfolio I	92,839,194	5,143,866	(65,328)	5,078,538
Maxim Lifetime 2035 Portfolio II	274,177,607	15,838,305	(87,782)	15,750,523
Maxim Lifetime 2035 Portfolio III	4,043,500	206,960	(2,648)	204,312
Maxim Lifetime 2045 Portfolio I	42,177,960	2,548,978	(16,377)	2,532,601
Maxim Lifetime 2045 Portfolio II	117,206,745	6,757,648	(14,197)	6,743,451
Maxim Lifetime 2045 Portfolio III	1,603,610	74,083	(938)	73,145
Maxim Lifetime 2055 Portfolio I	12,132,433	719,707	(5,764)	713,943
Maxim Lifetime 2055 Portfolio II	26,295,227	1,374,878	(3,638)	1,371,240
Maxim Lifetime 2055 Portfolio III	501,600	4,141	(17,243)	(13,102)

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio
Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011